UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital Income Builder

[photo of dew drops on a vine]

Semi-annual report for the six months ended April 30, 2010

Capital Income Builder® seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	25.65%	2.97%	6.83%

The total annual fund operating expense ratio was 0.66% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 30 to 36 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2010, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.51%.

Results for other share classes can be found on page 42.

Equity investments are subject to market fluctuations. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of dew drops on a vine]

The first six months of Capital Income Builder’s fiscal year saw continued economic and market improvement in the United States and elsewhere. However, an intensifying fiscal crisis in Europe late in the period proved to be a drag on overall returns, and questions remain about how well Europe will weather the ongoing problems in Greece and other nations.

For the six months ended April 30, 2010, the fund saw a total return of 5.5%. By way of comparison, the unmanaged Standard & Poor’s 500 Composite Index gained 15.7%, while the Lipper Income Funds Average rose 7.9%. The S&P 500’s return, which does not include expenses, reflects the index’s domestic focus. The MSCI EAFE Index, a measure of developed stock markets outside North America, gained just 2.7% for the period.

As you can see below, the fund continues to provide superior results against its benchmarks over longer periods of time.

[Begin Sidebar]
Results at a glance
For periods ended April 30, 2010, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since
					7/30/87)
Capital Income Builder
(Class A shares)	5.49%	26.02%	4.21%	7.61%	9.81%

Standard & Poor’s 500
Composite Index*	15.66	38.81	2.63	–0.19	8.40

Lipper Income Funds Average†	7.92	24.99	3.74	4.15	8.30

*The S&P 500 is unmanaged and its returns do not reflect the effect of sales charges, commissions or expenses.
† Source: Lipper. Averages are based on total return and do not reflect the effect of sales charges.
[End Sidebar]

While the investment environment in Europe affected the fund’s total return, Capital Income Builder continued to produce income for its shareholders. The fund generated an annualized 12-month dividend yield of 4.0%, besting the 2.9% and 1.8% yields of the Lipper and S&P, respectively, for the same period.

Dividend income
Providing increasing dividend income has been a goal of Capital Income Builder since its inception in 1987. However, the current market environment has kept the fund from being able to increase its dividend each quarter.

The fund paid a dividend of 45 cents in December, along with a special dividend of 16.5 cents. In March, the fund paid a dividend of 42 cents. Shareholders can expect another dividend in June of 45 cents. Currently, first-quarter dividends from the fund’s holdings have been lower than in other quarters, a condition that may persist for some time as corporate profits continue to recover. Nonetheless, we hope to resume quarterly increases when market conditions permit.

The current environment
For much of the first six months of the fiscal year, stock and bond markets both domestically and abroad continued to stabilize. While markets surged higher in the second and third calendar quarters of 2009, the upswing moderated somewhat in the last quarter of the calendar year and into 2010, as could reasonably be expected.

Greece’s financial woes, as well as similar problems in a handful of other European nations, took a toll on markets in the spring. Mounting debt levels raised serious questions about Greece’s ability to pay those debts, and that led to questions about the relative health and security of European banks — many of which hold Greek government securities. Markets in Europe slid sharply as the crisis escalated, with the U.S. and Asia suffering more modest declines.

As of this writing, the European Union and the International Monetary Fund have worked together to ensure that Greece will not default on its debt. These efforts have included bailout funds and guarantees. The Greek government also enacted austerity measures. It is hoped that these efforts will buy the country enough time to resolve its fiscal problems and serve as a blueprint should other countries encounter similar difficulties. Still, the crisis has resulted in a sharp blow to investor confidence in Europe and, to a lesser extent, elsewhere in the world.

A look at the portfolio
As of the end of the six-month period, roughly 70% of the portfolio was invested in equities, 26% in bonds and 4% in short-term cash equivalents. It should also be noted that 14% of the total portfolio is invested in securities based in the euro zone. The decline of the euro against the U.S. dollar, again due to the Greek crisis, further weakened results for the fund’s European holdings, and also negatively affected dividend income from European companies. This offset generally positive returns from U.S. investments, but even those slipped somewhat from their highs earlier in the quarter.

Among the fund’s top 10 holdings, results were encouraging. Banco Santander was a disappointment, however, falling 22.1% during the period despite limited exposure to the Greek crisis, a healthy balance sheet and a strong dividend history. On the plus side, oil and gas company ConocoPhillips rose 18.0%, and pharmaceutical giant Merck climbed 13.3%. Generally speaking, health care and natural resources companies boosted results, while telecommunications and financials, again mostly European, proved detrimental.

The bond portfolio has no exposure to Greek sovereign debt and less than 1% invested in debt issued by overseas governments. Its investments are primarily in U.S. Treasuries and government agency-backed securities, asset- and mortgage-backed securities, and bonds issued by multinational corporations based in the United States and abroad. These fixed-income holdings saw steady returns through the period, with corporate bond yields narrowing against U.S. Treasuries.

The road ahead
The fallout from the Greek financial crisis remains a concern for the fund in the second half of its fiscal year. While it is possible the situation could worsen, which could have a negative impact on the global financial system, it is more likely that intergovernmental efforts will mitigate the problems and preserve the orderly working of the euro system and European banking.

Certainly, the chaos will continue to weigh on European holdings and could continue to be a headwind for U.S. assets as well, but we are cautiously optimistic that further deterioration can be averted. We continue to monitor the situation carefully.

Despite these ongoing concerns, we continue to maintain a long-term approach to our stewardship of the fund. As always, we select investments based on their potential for growth over time and not on short-term market fluctuations. We encourage you to share a similar perspective. We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Joyce E. Gordon

Joyce E. Gordon
President

June 16, 2010

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, April 30, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification (percent of net assets)

Financials	10.44%
Consumer staples	9.32
Telecommunication services	8.33
Energy	7.08
Utilities	6.89
Other industries	27.08
Convertible securities & preferred stocks	1.02
Bonds & notes	25.76
Short-term securities & other assets less liabilities	4.08
[end pie chart]

Country diversification	(percent of net assets)

United States	50.7%
Euro zone*	13.8
United Kingdom	7.5
Australia	3.5
Taiwan	3.1
Switzerland	2.9
Canada	1.9
Hong Kong	1.8
Brazil	1.5
China	1.4
Singapore	1.4
Mexico	1.3
Japan	1.0
Other countries	4.1
Short-term securities & other assets less liabilities	4.1
Total	100.0%

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

			Percent
		Value	of net
Common stocks - 69.14%	Shares	(000)	assets

Financials - 10.44%
Banco Santander, SA (1)	88,809,972	$1,115,765	1.42%
BNP Paribas SA (1)	8,732,291	600,180	.76
HSBC Holdings PLC (Hong Kong) (1)	27,791,178	285,651
HSBC Holdings PLC (United Kingdom) (1)	9,728,436	99,107	.49
JPMorgan Chase & Co.	8,838,000	376,322	.48
Bank of China Ltd., Class H (1)	671,979,000	345,696	.44
Fannie Mae (2)	10,000,000	12,200	.02
Freddie Mac (2)	5,300,000	7,950	.01
Other securities		5,356,099	6.82
		8,198,970	10.44

Consumer staples - 9.32%
Philip Morris International Inc.	35,868,800	1,760,441	2.24
Altria Group, Inc.	45,783,600	970,154	1.23
Kraft Foods Inc., Class A	29,293,000	867,073	1.10
PepsiCo, Inc.	12,723,000	829,794	1.06
Nestlé SA (1)	14,285,000	697,172	.89
Foster's Group Ltd. (1)	85,363,000	428,460	.55
Diageo PLC (1)	22,875,000	390,105	.50
Other securities		1,378,260	1.75
		7,321,459	9.32

Telecommunication services - 8.33%
AT&T Inc.	60,751,230	1,583,177	2.01
América Móvil, SAB de CV, Series L (ADR)	18,738,000	964,632	1.23
CenturyTel, Inc. (3)	19,468,597	664,074	.84
Telefónica, SA (1)	19,127,000	429,531	.55
Koninklijke KPN NV (1)	24,174,050	361,435	.46
Verizon Communications Inc.	11,900,000	343,791	.44
Other securities		2,197,410	2.80
		6,544,050	8.33

Energy - 7.08%
Royal Dutch Shell PLC, Class A (ADR)	10,947,000	686,924
Royal Dutch Shell PLC, Class B (1)	8,782,187	265,010
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	113,243
Royal Dutch Shell PLC, Class A (1)	3,055,000	95,873	1.48
ConocoPhillips	15,662,970	927,091	1.18
BP PLC (1)	95,949,121	835,872	1.06
Eni SpA (1)	33,231,866	744,973
Eni SpA (ADR)	912,492	40,560	1.00
Sasol Ltd. (1)	8,758,840	355,299	.45
Woodside Petroleum Ltd. (1)	8,536,667	353,935	.45
Other securities		1,146,728	1.46
		5,565,508	7.08

Utilities - 6.89%
GDF SUEZ (1)	20,223,320	720,589	.92
Scottish and Southern Energy PLC (1)	39,550,500	652,471	.83
Exelon Corp.	11,336,500	494,158	.63
Hongkong Electric Holdings Ltd. (1)	83,670,000	493,193	.63
Dominion Resources, Inc.	11,651,980	487,053	.62
FirstEnergy Corp.	10,887,000	412,291	.52
Other securities		2,152,097	2.74
		5,411,852	6.89

Information technology - 6.07%
Microsoft Corp.	16,221,800	495,414	.63
Nintendo Co., Ltd. (1)	1,429,100	480,307	.61
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	161,465,889	314,934
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,455,599	110,725	.54
Delta Electronics, Inc. (1)	102,667,233	339,300	.44
Other securities		3,025,629	3.85
		4,766,309	6.07

Health care - 5.49%
Merck & Co., Inc.	32,750,714	1,147,585	1.46
Novartis AG (1)	16,020,000	817,360	1.04
Bayer AG (1)	8,356,000	534,619	.68
Johnson & Johnson	6,800,000	437,240	.56
Pfizer Inc	25,159,000	420,658	.53
Other securities		954,976	1.22
		4,312,438	5.49

Industrials - 5.28%
United Technologies Corp.	4,430,000	332,029	.42
Lockheed Martin Corp.	3,873,500	328,821	.42
Other securities		3,487,773	4.44
		4,148,623	5.28

Materials - 3.34%
CRH PLC (1)	16,998,229	484,063	.62
Akzo Nobel NV (1)	7,165,389	421,182	.54
Koninklijke DSM NV (1)	8,539,000	380,666	.48
Other securities		1,339,534	1.70
		2,625,445	3.34

Consumer discretionary - 2.64%
McDonald's Corp.	6,166,000	435,258	.55
OPAP SA (1) (3)	16,421,040	333,698	.43
Other securities		1,303,959	1.66
		2,072,915	2.64

Miscellaneous - 4.26%
Other common stocks in initial period of acquisition		3,344,996	4.26

Total common stocks (cost: $51,212,658,000)		54,312,565	69.14

			Percent
		Value	of net
Preferred stocks - 0.74%	Shares	(000)	assets

Financials - 0.64%
Fannie Mae, Series S, 8.25% noncumulative (2)	2,000,000	2,745
Fannie Mae, Series O, 0% (2) (4) (5)	874,555	1,968
Fannie Mae, Series P, 4.50% noncumulative (2)	1,600,000	1,792
Fannie Mae, Series L, 5.125% (2)	570,000	1,032
Fannie Mae, Series E, 5.10% (2)	608,441	555	.01
Freddie Mac, Series V, 5.57% (2)	3,485,635	4,505
Freddie Mac, Series Z, 8.375% (2)	748,540	1,207
Freddie Mac, Series W, 5.66% (2)	650,000	834
Freddie Mac, Series Y, 6.55% (2)	350,250	462	.01
Other securities		489,444	.62
		504,544	.64

Other - 0.10%
Other securities		79,059	.10

Total preferred stocks (cost: $793,206,000)		583,603	.74

			Percent
		Value	of net
Convertible securities - 0.28%	Shares	(000)	assets

Financials - 0.04%
Fannie Mae, Series 2004-1, 5.375% convertible preferred (2)	240	600
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred (2)	1,352,000	2,501	.01
Other securities		24,858	.03
		27,959	.04

Other - 0.17%
Other securities		137,922	.17

Miscellaneous - 0.07%
Other convertible securities in initial period of acquisition		54,345	.07

Total convertible securities (cost: $322,027,000)		220,226	.28

	Principal		Percent
	amount	Value	of net
Bonds & notes - 25.76%	(000)	(000)	assets

Mortgage-backed obligations (6) - 8.17%
Fannie Mae 0%-7.50% 2012-2047 (5)	$3,467,981	3,643,157	4.64
Freddie Mac 0%-7.50% 2018-2047 (5)	872,189	916,169	1.17
Other securities		1,857,582	2.36
		6,416,908	8.17

Bonds & notes of U.S. government & government agencies - 7.08%
U.S. Treasury:
7.50% 2016	250,000	317,970
3.75% 2018	349,950	357,551
0.875%-11.25% 2010-2040	3,241,915	3,516,128	5.34
Fannie Mae 2.50%-6.625% 2010-2015	528,315	566,130	.72
Freddie Mac 2.875%-6.875% 2010-2012	168,000	176,681	.23
Other securities		623,854	.79
		5,558,314	7.08

Financials - 2.96%
Abbey National Treasury Services PLC 3.875% 2014 (4)	16,300	16,306
Sovereign Bancorp, Inc. 8.75% 2018	26,575	30,485
Santander Issuances, SA Unipersonal 5.911%-6.50% 2016-2019 (4) (5)	18,000	19,105	.09
Other securities		2,257,111	2.87
		2,323,007	2.96

Energy - 0.95%
Shell International Finance BV 4.00% 2014	8,580	9,100	.01
BP Capital Markets PLC 3.125% 2012	5,000	5,179	.01
Other securities		733,030	.93
		747,309	.95

Health care - 0.81%
Schering-Plough Corp. 6.00% 2017	50,000	57,224
Merck & Co., Inc. 1.875%-4.00% 2011-2015	33,885	35,473	.12
Novartis Securities Investment Ltd. 5.125% 2019	18,500	19,917
Novartis Capital Corp. 1.90%-4.125% 2013-2014	30,500	32,249	.06
Other securities		494,610	.63
		639,473	.81

Telecommunication services - 0.79%
AT&T Wireless Services, Inc. 7.875% 2011	63,700	67,401
AT&T Inc. 4.85%-8.00% 2013-2039 (5)	48,545	55,158
SBC Communications Inc. 5.875%-6.25% 2011-2012	30,000	31,887	.19
América Móvil, SAB de CV 5.00%-6.125% 2020-2040 (4)	22,075	22,256	.03
Other securities		448,110	.57
		624,812	.79

Consumer staples - 0.71%
Altria Group, Inc. 9.25%-9.70% 2018-2019	153,315	191,175	.24
Kraft Foods Inc. 2.625%-5.375% 2013-2020	17,665	18,173	.02
PepsiCo, Inc. 3.10% 2015	5,000	5,095	.01
Other securities		340,503	.44
		554,946	.71

Other - 4.29%
Other securities		3,370,869	4.29

Total bonds & notes (cost: $19,622,941,000)		20,235,638	25.76

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.77%	(000)	(000)	assets

Freddie Mac 0.14%-0.345% due 5/4-12/15/2010	865,900	865,265	1.10
Fannie Mae 0.14%-0.42% due 5/19-12/20/2010	526,300	525,836	.67
U.S. Treasury Bills 0.14%-0.245% due 6/10-8/26/2010	499,200	499,029	.64
PepsiCo Inc. 0.19% due 6/15/2010 (4)	50,000	49,988	.06
Merck & Co. Inc. 0.20% due 6/18/2010 (4)	36,900	36,892	.05
Other securities		984,253	1.25

Total short-term securities (cost: $2,961,026,000)		2,961,263	3.77

Total investment securities (cost: $74,911,858,000)		78,313,295	99.69
Other assets less liabilities		245,604	.31

Net assets		$78,558,899	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/10 (000)
CenturyTel, Inc.	19,053,597	415,000	-	19,468,597	$27,351	$664,074
OPAP SA (1)	16,421,040	-	-	16,421,040	13,947	333,698
MAp Group (1)	93,268,737	8,478,976	8,478,976	93,268,737	6,550	267,145
Wistron Corp. (1) (7)	104,690,225	-	-	104,690,225	-	200,294
RPM International, Inc.	8,340,000	-	-	8,340,000	3,419	184,147
FirstGroup PLC (1)	31,300,000	-	-	31,300,000	3,325	182,610
Fidelity National Financial, Inc.	-	11,717,800	-	11,717,800	2,040	177,876
Chimera Investment Corp. (7)	6,000,000	37,502,400	-	43,502,400	14,791	177,055
Symrise AG (1)	6,835,085	-	-	6,835,085	-	173,600
Hays PLC (1)	71,032,000	18,904,000	-	89,936,000	2,488	153,711
Wincor Nixdorf AG (1)	2,150,312	-	38,512	2,111,800	4,782	143,589
Greene King PLC (1)	13,877,742	-	119,443	13,758,299	1,308	95,446
De La Rue PLC (1)	6,374,619	-	-	6,374,619	1,463	89,100
BELIMO Holding AG (1)	42,250	-	-	42,250	1,346	51,097
Starwood Property Trust, Inc.	2,675,000	-	-	2,675,000	856	50,691
Frasers Centrepoint Trust (1)	39,264,000	8,600,000	-	47,864,000	1,057	46,653
Ekornes ASA (1)	1,980,425	-	-	1,980,425	-	43,272
Cache Logistics Trust	-	35,355,000	-	35,355,000	-	24,769
Cache Logistics Trust (1) (2)	750,000	-	-	750,000	173	14,258
Oakton Ltd. (1)	4,617,960	-	-	4,617,960	106	13,886
Cyntec Co., Ltd. (8)	-	12,950,000	12,950,000	-	-	-
S P Setia Bhd. (1) (8)	58,027,000	-	32,840,800	25,186,200	1,001	-
					$86,003	$3,086,971

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $28,592,584,000, which represented 36.40% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $2,996,388,000, which represented 3.81% of the net assets of the fund.

(5) Coupon rate may change periodically.
(6) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(7) This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2009; it was not publicly disclosed.
(8) Unaffiliated issuer at 4/30/2010.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $71,908,568)	$75,226,324
Affiliated issuers (cost: $3,003,290)	3,086,971	$78,313,295
Cash denominated in currencies other than U.S. dollars (cost: $23,357)		23,359
Cash		393
Receivables for:
Sales of investments	283,564
Sales of fund's shares	90,175
Dividends and interest	414,266	788,005
		79,125,052
Liabilities:
Payables for:
Purchases of investments	382,007
Repurchases of fund's shares	122,173
Investment advisory services	16,477
Services provided by affiliates	43,782
Directors' deferred compensation	826
Other	888	566,153
Net assets at April 30, 2010		$78,558,899

Net assets consist of:
Capital paid in on shares of capital stock		$88,323,595
Distributions in excess of net investment income		(12,730)
Accumulated net realized loss		(13,152,492)
Net unrealized appreciation		3,400,526
Net assets at April 30, 2010		$78,558,899

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock – 3,000,000 shares, $.01 par value (1,639,690 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$57,634,401	1,202,873	$47.91
Class B	3,330,461	69,527	47.90
Class C	8,331,981	173,958	47.90
Class F-1	3,130,138	65,325	47.92
Class F-2	1,124,014	23,464	47.90
Class 529-A	1,350,935	28,200	47.91
Class 529-B	147,733	3,085	47.89
Class 529-C	502,839	10,501	47.88
Class 529-E	61,704	1,288	47.90
Class 529-F-1	37,268	778	47.92
Class R-1	142,797	2,982	47.89
Class R-2	681,665	14,235	47.89
Class R-3	861,317	17,981	47.90
Class R-4	354,478	7,399	47.91
Class R-5	436,161	9,100	47.93
Class R-6	431,007	8,994	47.92

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $50.83 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2010		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $58,773; also includes $86,003 from affiliates)	$1,060,268
Interest	516,319	$1,576,587

Fees and expenses*:
Investment advisory services	93,644
Distribution services	141,682
Transfer agent services	32,499
Administrative services	14,418
Reports to shareholders	2,255
Registration statement and prospectus	3,903
Directors' compensation	407
Auditing and legal	73
Custodian	4,452
State and local taxes	668
Other	1,628	295,629
Net investment income		1,280,958

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments (including $56 net loss from affiliates)	434,870
Currency transactions	(3,384)	431,486
Net unrealized appreciation (depreciation) on:
Investments	2,438,889
Currency translations	(2,622)	2,436,267
Net realized gain and unrealized appreciation on investments and currency		2,867,753
Net increase in net assets resulting from operations		$4,148,711

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)
	Six months ended April 30, 2010*	Year ended October 31, 2009
Operations:
Net investment income	$1,280,958	$3,028,436
Net realized gain (loss) on investments and currency transactions	431,486	(12,511,817)
Net unrealized appreciation on investments and currency translations	2,436,267	19,444,065
Net increase in net assets resulting from operations	4,148,711	9,960,684

Dividends paid to shareholders from net investment income	(1,646,509)	(3,441,672)

Net capital share transactions	(1,072,334)	(4,762,774)

Total increase in net assets	1,429,868	1,756,238

Net assets:
Beginning of period	77,129,031	75,372,793
End of period (including distributions in excess of and undistributed net investment income: $(12,730) and $352,821, respectively)	$78,558,899	$77,129,031

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                      unaudited

1. Organization

Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization is anticipated to be completed on July 1, 2010; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$3,047,480	$5,151,490	*	$-	$8,198,970
Consumer staples	5,582,094	1,739,365	*	-	7,321,459
Telecommunication services	3,683,227	2,860,823	*	-	6,544,050
Energy	2,384,400	3,181,108	*	-	5,565,508
Utilities	2,880,294	2,531,558	*	-	5,411,852
Information technology	1,849,098	2,917,211	*	-	4,766,309
Health care	2,411,019	1,901,419	*	-	4,312,438
Industrials	1,498,266	2,650,357	*	-	4,148,623
Materials	365,925	2,259,520	*	-	2,625,445
Consumer discretionary	810,120	1,262,795	*	-	2,072,915
Miscellaneous	1,208,058	2,136,938	*	-	3,344,996
Preferred stocks	26,826	556,777		-	583,603
Convertible securities	28,725	191,501		-	220,226
Bonds & notes:
Corporate bonds & notes	1,905	7,039,058		-	7,040,963
Mortgage-backed obligations	-	6,416,908		-	6,416,908
Bonds & notes of U.S. government & government agencies	-	5,558,314		-	5,558,314
Asset-backed obligations	-	962,065		-	962,065
Bonds & notes of governments & government agencies outside the U.S.	-	229,791		-	229,791
Municipals	-	27,597		-	27,597
Short-term securities	-	2,961,263		-	2,961,263
Total	$25,777,437	$52,535,858		$-	$78,313,295

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $28,592,584,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended April 30, 2010 (dollars in thousands):

	Beginning value at 11/01/2009	Net transfers out of Level 3*	Ending value at 4/30/2010
Investment securities	$17,975	$(17,975)	$-

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; paydowns on fixed-income securities; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$557,441
Capital loss carryforward expiring 2017*	(12,854,600)
*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$6,571,492
Gross unrealized depreciation on investment securities	(4,126,057)
Net unrealized appreciation on investment securities	2,445,435
Cost of investment securities	75,867,860

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2010	Year ended October 31, 2009
Class A	$1,248,279	$2,597,362
Class B	61,731	145,837
Class C	147,445	333,808
Class F-1	68,584	158,029
Class F-2	23,830	23,817
Class 529-A	27,569	51,291
Class 529-B	2,590	5,534
Class 529-C	8,411	16,511
Class 529-E	1,182	2,267
Class 529-F-1	781	1,482
Class R-1	2,367	4,564
Class R-2	11,541	21,974
Class R-3	16,610	31,906
Class R-4	7,374	12,916
Class R-5	9,787	28,662
Class R-6*	8,428	5,712
Total	$1,646,509	$3,441,672

*Class R-6 was offered beginning May 1, 2009.

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund's monthly gross income and 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2010, the investment advisory services fee was $93,644,000, which was equivalent to an annualized rate of 0.239% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended April 30, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$68,328	$30,611	Not applicable	Not applicable	Not applicable
Class B	17,264	1,888	Not applicable	Not applicable	Not applicable
Class C	41,885	Included in administrative services	$6,283	$699	Not applicable
Class F-1	3,877		1,711	138	Not applicable
Class F-2	Not applicable		659	24	Not applicable
Class 529-A	1,392		519	73	$645
Class 529-B	742		60	19	74
Class 529-C	2,398		194	50	241
Class 529-E	148		24	3	30
Class 529-F-1	-		14	2	18
Class R-1	667		75	18	Not applicable
Class R-2	2,463		483	949	Not applicable
Class R-3	2,088		620	264	Not applicable
Class R-4	430		231	11	Not applicable
Class R-5	Not applicable		189	5	Not applicable
Class R-6	Not applicable		92	1	Not applicable
Total	$141,682	$32,499	$11,154	$2,256	$1,008

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $407,000, shown on the accompanying financial statements, includes $366,000 in current fees (either paid in cash or deferred) and a net increase of $41,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2010
Class A	$3,330,345	69,604	$1,155,896	24,319	$(5,336,566)	(111,643)	$(850,325)	(17,720)
Class B	42,373	886	58,312	1,226	(404,297)	(8,450)	(303,612)	(6,338)
Class C	498,586	10,427	128,363	2,700	(887,576)	(18,578)	(260,627)	(5,451)
Class F-1	325,813	6,811	60,260	1,268	(499,604)	(10,455)	(113,531)	(2,376)
Class F-2	223,435	4,672	15,681	330	(126,217)	(2,637)	112,899	2,365
Class 529-A	131,863	2,757	27,563	580	(69,633)	(1,456)	89,793	1,881
Class 529-B	3,447	72	2,590	54	(10,106)	(211)	(4,069)	(85)
Class 529-C	53,557	1,119	8,409	177	(33,937)	(709)	28,029	587
Class 529-E	6,503	136	1,182	25	(4,363)	(92)	3,322	69
Class 529-F-1	6,455	135	781	16	(4,184)	(87)	3,052	64
Class R-1	24,242	507	2,347	49	(13,392)	(280)	13,197	276
Class R-2	105,348	2,207	11,485	242	(88,632)	(1,856)	28,201	593
Class R-3	138,664	2,900	16,424	345	(120,366)	(2,521)	34,722	724
Class R-4	62,056	1,296	7,331	154	(72,860)	(1,527)	(3,473)	(77)
Class R-5	86,456	1,802	9,724	205	(48,511)	(1,016)	47,669	991
Class R-6	99,174	2,073	8,426	177	(5,181)	(107)	102,419	2,143
Total net increase
(decrease)	$5,138,317	107,404	$1,514,774	31,867	$(7,725,425)	(161,625)	$(1,072,334)	(22,354)

Year ended October 31, 2009
Class A	$6,862,281	166,287	$2,702,648	65,760	$(13,150,034)	(322,740)	$(3,585,105)	(90,693)
Class B	202,862	5,032	151,950	3,701	(841,987)	(20,669)	(487,175)	(11,936)
Class C	949,248	22,910	330,977	8,055	(2,242,034)	(55,251)	(961,809)	(24,286)
Class F-1	751,710	18,200	151,672	3,698	(1,704,349)	(41,759)	(800,967)	(19,861)
Class F-2	946,117	22,353	15,154	352	(175,438)	(4,103)	785,833	18,602
Class 529-A	190,087	4,573	56,949	1,383	(146,201)	(3,566)	100,835	2,390
Class 529-B	11,516	286	6,144	149	(15,147)	(369)	2,513	66
Class 529-C	85,169	2,056	18,273	444	(68,975)	(1,678)	34,467	822
Class 529-E	10,680	258	2,517	61	(9,278)	(227)	3,919	92
Class 529-F-1	7,550	180	1,646	40	(7,927)	(191)	1,269	29
Class R-1	31,963	761	5,013	122	(26,350)	(641)	10,626	242
Class R-2	193,887	4,693	24,139	586	(143,166)	(3,489)	74,860	1,790
Class R-3	222,576	5,367	35,131	853	(193,481)	(4,677)	64,226	1,543
Class R-4	151,581	3,580	14,215	345	(88,311)	(2,133)	77,485	1,792
Class R-5	246,841	6,015	29,756	734	(641,048)	(15,598)	(364,451)	(8,849)
Class R-6†	275,144	6,725	5,709	130	(153)	(4)	280,700	6,851
Total net increase
(decrease)	$11,139,212	269,276	$3,551,893	86,413	$(19,453,879)	(477,095)	$(4,762,774)	(121,406)

* Includes exchanges between share classes of the fund.
†Class R-6 was offered beginning May 1, 2009.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,155,177,000 and $13,855,517,000, respectively, during the six months ended April 30, 2010.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(3)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(3) (5)

Class A:	Six months ended 4/30/2010(6)	$46.41	$.81	$1.73	$2.54	$(1.04)	$-	$(1.04)	$47.91	5.49%	$57,634	.62	%(7)	.62	%(7)	3.41	%(7)
	Year ended 10/31/2009	42.26	1.83	4.40	6.23	(2.08)	-	(2.08)	46.41	15.44	56,648	.66		.66		4.40
	Year ended 10/31/2008	68.58	2.31	(23.58)	(21.27)	(2.65)	(2.40)	(5.05)	42.26	(32.88)	55,418	.58		.55		4.03
	Year ended 10/31/2007	59.91	2.52	9.62	12.14	(2.30)	(1.17)	(3.47)	68.58	20.93	83,524	.58		.55		3.97
	Year ended 10/31/2006	52.58	2.13	8.06	10.19	(2.17)	(.69)	(2.86)	59.91	20.00	58,439	.58		.55		3.82
	Year ended 10/31/2005	50.75	2.01	2.56	4.57	(1.84)	(.90)	(2.74)	52.58	9.11	42,303	.59		.57		3.79

Class B:	Six months ended 4/30/2010(6)	46.39	.62	1.74	2.36	(.85)	-	(.85)	47.90	5.10	3,330	1.38	(7)	1.38	(7)	2.64	(7)
	Year ended 10/31/2009	42.26	1.51	4.40	5.91	(1.78)	-	(1.78)	46.39	14.57	3,520	1.44		1.43		3.64
	Year ended 10/31/2008	68.58	1.87	(23.58)	(21.71)	(2.21)	(2.40)	(4.61)	42.26	(33.41)	3,711	1.35		1.33		3.25
	Year ended 10/31/2007	59.91	2.03	9.62	11.65	(1.81)	(1.17)	(2.98)	68.58	20.02	5,923	1.35		1.32		3.19
	Year ended 10/31/2006	52.58	1.69	8.06	9.75	(1.73)	(.69)	(2.42)	59.91	19.07	4,413	1.37		1.34		3.04
	Year ended 10/31/2005	50.75	1.59	2.56	4.15	(1.42)	(.90)	(2.32)	52.58	8.26	3,371	1.38		1.36		3.01

Class C:	Six months ended 4/30/2010(6)	46.39	.61	1.74	2.35	(.84)	-	(.84)	47.90	5.08	8,332	1.44	(7)	1.44	(7)	2.59	(7)
	Year ended 10/31/2009	42.26	1.50	4.40	5.90	(1.77)	-	(1.77)	46.39	14.54	8,323	1.47		1.47		3.59
	Year ended 10/31/2008	68.58	1.84	(23.58)	(21.74)	(2.18)	(2.40)	(4.58)	42.26	(33.45)	8,609	1.40		1.38		3.21
	Year ended 10/31/2007	59.91	2.00	9.62	11.62	(1.78)	(1.17)	(2.95)	68.58	19.97	13,406	1.39		1.37		3.16
	Year ended 10/31/2006	52.58	1.67	8.06	9.73	(1.71)	(.69)	(2.40)	59.91	19.02	8,616	1.41		1.38		2.99
	Year ended 10/31/2005	50.75	1.56	2.56	4.12	(1.39)	(.90)	(2.29)	52.58	8.19	5,867	1.44		1.42		2.94

Class F-1:	Six months ended 4/30/2010(6)	46.41	.80	1.74	2.54	(1.03)	-	(1.03)	47.92	5.51	3,130	.63	(7)	.63	(7)	3.40	(7)
	Year ended 10/31/2009	42.26	1.84	4.39	6.23	(2.08)	-	(2.08)	46.41	15.43	3,142	.66		.66		4.43
	Year ended 10/31/2008	68.58	2.29	(23.58)	(21.29)	(2.63)	(2.40)	(5.03)	42.26	(32.90)	3,701	.62		.59		4.00
	Year ended 10/31/2007	59.91	2.50	9.62	12.12	(2.28)	(1.17)	(3.45)	68.58	20.89	6,020	.61		.58		3.95
	Year ended 10/31/2006	52.58	2.11	8.06	10.17	(2.15)	(.69)	(2.84)	59.91	19.94	3,494	.62		.60		3.76
	Year ended 10/31/2005	50.75	1.96	2.56	4.52	(1.79)	(.90)	(2.69)	52.58	9.01	2,141	.68		.65		3.71

Class F-2:	Six months ended 4/30/2010(6)	46.40	.86	1.73	2.59	(1.09)	-	(1.09)	47.90	5.61	1,124	.40	(7)	.40	(7)	3.65	(7)
	Year ended 10/31/2009	42.26	1.78	4.54	6.32	(2.18)	-	(2.18)	46.40	15.68	979	.42		.41		4.09
	Period from 8/1/2008 to 10/31/2008	54.90	.43	(12.53)	(12.10)	(.54)	-	(.54)	42.26	(22.13)	105	.10		.10		.90

Class 529-A:	Six months ended 4/30/2010(6)	46.40	.80	1.73	2.53	(1.02)	-	(1.02)	47.91	5.48	1,351	.68	(7)	.68	(7)	3.36	(7)
	Year ended 10/31/2009	42.26	1.81	4.39	6.20	(2.06)	-	(2.06)	46.40	15.36	1,221	.71		.71		4.34
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	1,011	.66		.63		3.97
	Year ended 10/31/2007	59.91	2.47	9.62	12.09	(2.25)	(1.17)	(3.42)	68.58	20.84	1,273	.65		.63		3.92
	Year ended 10/31/2006	52.58	2.10	8.06	10.16	(2.14)	(.69)	(2.83)	59.91	19.92	760	.64		.61		3.77
	Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	8.99	458	.71		.68		3.70

Class 529-B:	Six months ended 4/30/2010(6)	46.38	.60	1.74	2.34	(.83)	-	(.83)	47.89	5.07	148	1.48	(7)	1.48	(7)	2.55	(7)
	Year ended 10/31/2009	42.26	1.47	4.40	5.87	(1.75)	-	(1.75)	46.38	14.47	147	1.53		1.52		3.53
	Year ended 10/31/2008	68.58	1.80	(23.58)	(21.78)	(2.14)	(2.40)	(4.54)	42.26	(33.49)	131	1.47		1.44		3.15
	Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	178	1.46		1.44		3.09
	Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.93	122	1.49		1.46		2.93
	Year ended 10/31/2005	50.75	1.50	2.56	4.06	(1.33)	(.90)	(2.23)	52.58	8.08	83	1.55		1.53		2.85

Class 529-C:	Six months ended 4/30/2010(6)	46.38	.61	1.72	2.33	(.83)	-	(.83)	47.88	5.05	503	1.47	(7)	1.47	(7)	2.57	(7)
	Year ended 10/31/2009	42.26	1.47	4.41	5.88	(1.76)	-	(1.76)	46.38	14.48	460	1.52		1.52		3.53
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.49)	384	1.46		1.44		3.16
	Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	499	1.46		1.44		3.11
	Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.94	306	1.47		1.45		2.94
	Year ended 10/31/2005	50.75	1.51	2.56	4.07	(1.34)	(.90)	(2.24)	52.58	8.10	192	1.54		1.52		2.86

Class 529-E:	Six months ended 4/30/2010(6)	$46.40	$.73	$1.72	$2.45	$(.95)	$-	$(.95)	$47.90	5.31%	$62	.97	%(7)	.97	%(7)	3.07	%(7)
	Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	-	(1.95)	46.40	15.05	56	1.01		1.01		4.04
	Year ended 10/31/2008	68.58	2.10	(23.58)	(21.48)	(2.44)	(2.40)	(4.84)	42.26	(33.14)	48	.95		.93		3.67
	Year ended 10/31/2007	59.91	2.28	9.62	11.90	(2.06)	(1.17)	(3.23)	68.58	20.49	63	.95		.93		3.61
	Year ended 10/31/2006	52.58	1.92	8.06	9.98	(1.96)	(.69)	(2.65)	59.91	19.55	40	.96		.94		3.45
	Year ended 10/31/2005	50.75	1.78	2.56	4.34	(1.61)	(.90)	(2.51)	52.58	8.64	25	1.02		1.00		3.38

Class 529-F-1:	Six months ended 4/30/2010(6)	46.41	.85	1.73	2.58	(1.07)	-	(1.07)	47.92	5.59	37	.47	(7)	.47	(7)	3.58	(7)
	Year ended 10/31/2009	42.26	1.90	4.39	6.29	(2.14)	-	(2.14)	46.41	15.60	33	.51		.51		4.55
	Year ended 10/31/2008	68.58	2.38	(23.58)	(21.20)	(2.72)	(2.40)	(5.12)	42.26	(32.79)	29	.46		.43		4.20
	Year ended 10/31/2007	59.91	2.60	9.62	12.22	(2.38)	(1.17)	(3.55)	68.58	21.08	33	.46		.43		4.17
	Year ended 10/31/2006	52.58	2.20	8.06	10.26	(2.24)	(.69)	(2.93)	59.91	20.12	14	.46		.44		3.95
	Year ended 10/31/2005	50.75	1.97	2.56	4.53	(1.80)	(.90)	(2.70)	52.58	9.04	6	.63		.60		3.78

Class R-1:	Six months ended 4/30/2010(6)	46.38	.62	1.74	2.36	(.85)	-	(.85)	47.89	5.10	143	1.41	(7)	1.41	(7)	2.64	(7)
	Year ended 10/31/2009	42.26	1.50	4.41	5.91	(1.79)	-	(1.79)	46.38	14.55	125	1.45		1.45		3.59
	Year ended 10/31/2008	68.58	1.85	(23.58)	(21.73)	(2.19)	(2.40)	(4.59)	42.26	(33.43)	104	1.38		1.36		3.26
	Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.94	133	1.42		1.40		3.17
	Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	69	1.44		1.41		2.96
	Year ended 10/31/2005	50.75	1.54	2.56	4.10	(1.37)	(.90)	(2.27)	52.58	8.15	34	1.50		1.46		2.91

Class R-2:	Six months ended 4/30/2010(6)	46.38	.61	1.74	2.35	(.84)	-	(.84)	47.89	5.08	682	1.45	(7)	1.45	(7)	2.58	(7)
	Year ended 10/31/2009	42.26	1.45	4.41	5.86	(1.74)	-	(1.74)	46.38	14.44	633	1.56		1.55		3.48
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.48)	501	1.45		1.43		3.18
	Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.93	647	1.45		1.41		3.14
	Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	395	1.55		1.42		2.97
	Year ended 10/31/2005	50.75	1.55	2.56	4.11	(1.38)	(.90)	(2.28)	52.58	8.18	241	1.61		1.44		2.95

Class R-3:	Six months ended 4/30/2010(6)	46.40	.72	1.73	2.45	(.95)	-	(.95)	47.90	5.30	861	.98	(7)	.98	(7)	3.06	(7)
	Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	-	(1.95)	46.40	15.04	801	1.02		1.02		4.03
	Year ended 10/31/2008	68.58	2.09	(23.58)	(21.49)	(2.43)	(2.40)	(4.83)	42.26	(33.14)	664	.96		.94		3.67
	Year ended 10/31/2007	59.91	2.27	9.62	11.89	(2.05)	(1.17)	(3.22)	68.58	20.47	817	.97		.94		3.61
	Year ended 10/31/2006	52.58	1.91	8.06	9.97	(1.95)	(.69)	(2.64)	59.91	19.51	454	.98		.96		3.42
	Year ended 10/31/2005	50.75	1.80	2.56	4.36	(1.63)	(.90)	(2.53)	52.58	8.68	268	1.00		.98		3.41

Class R-4:	Six months ended 4/30/2010(6)	46.40	.80	1.73	2.53	(1.02)	-	(1.02)	47.91	5.49	355	.66	(7)	.66	(7)	3.38	(7)
	Year ended 10/31/2009	42.26	1.81	4.40	6.21	(2.07)	-	(2.07)	46.40	15.39	347	.70		.69		4.32
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	240	.65		.63		3.99
	Year ended 10/31/2007	59.91	2.46	9.62	12.08	(2.24)	(1.17)	(3.41)	68.58	20.83	270	.67		.64		3.95
	Year ended 10/31/2006	52.58	2.07	8.06	10.13	(2.11)	(.69)	(2.80)	59.91	19.88	119	.68		.66		3.68
	Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	9.01	70	.70		.68		3.71

Class R-5:	Six months ended 4/30/2010(6)	46.42	.87	1.73	2.60	(1.09)	-	(1.09)	47.93	5.64	436	.36	(7)	.36	(7)	3.68	(7)
	Year ended 10/31/2009	42.26	1.97	4.36	6.33	(2.17)	-	(2.17)	46.42	15.72	376	.40		.40		4.83
	Year ended 10/31/2008	68.58	2.44	(23.58)	(21.14)	(2.78)	(2.40)	(5.18)	42.26	(32.73)	717	.36		.34		4.28
	Year ended 10/31/2007	59.91	2.65	9.62	12.27	(2.43)	(1.17)	(3.60)	68.58	21.17	879	.37		.35		4.22
	Year ended 10/31/2006	52.58	2.24	8.06	10.30	(2.28)	(.69)	(2.97)	59.91	20.23	467	.38		.36		4.03
	Year ended 10/31/2005	50.75	2.11	2.56	4.67	(1.94)	(.90)	(2.84)	52.58	9.33	292	.39		.37		4.00

Class R-6:	Six months ended 4/30/2010(6)	46.42	.89	1.71	2.60	(1.10)	-	(1.10)	47.92	5.64	431	.32	(7)	.32	(7)	3.75	(7)
	Six months ended 10/31/2009	39.83	1.00	6.55	7.55	(.96)	-	(.96)	46.42	19.10	318	.36	(7)	.36	(7)	4.53	(7)

	Six months ended April 30,	Year ended October 31
	2010(6)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	21%	43%	30%	24%	26%	20%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34%, respectively. The impact to the other share classes would have been approximately the same.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                                    unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009, through April 30, 2010).

Actual expenses:
The first line of each share class in the table on page 39 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on page 39 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2009	Ending account value 4/30/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,054.93	$3.16	.62%
Class A -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B -- actual return	1,000.00	1,051.02	7.02	1.38
Class B -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class C -- actual return	1,000.00	1,050.78	7.32	1.44
Class C -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F-1 -- actual return	1,000.00	1,055.10	3.21	.63
Class F-1 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 -- actual return	1,000.00	1,056.05	2.04	.40
Class F-2 -- assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A -- actual return	1,000.00	1,054.83	3.46	.68
Class 529-A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-B -- actual return	1,000.00	1,050.66	7.53	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C -- actual return	1,000.00	1,050.49	7.47	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E -- actual return	1,000.00	1,053.08	4.94	.97
Class 529-E -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F-1 -- actual return	1,000.00	1,055.92	2.40	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 -- actual return	1,000.00	1,051.04	7.17	1.41
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 -- actual return	1,000.00	1,050.80	7.37	1.45
Class R-2 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-3 -- actual return	1,000.00	1,053.03	4.99	.98
Class R-3 -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 -- actual return	1,000.00	1,054.88	3.36	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,056.43	1.84	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 -- actual return	1,000.00	1,056.40	1.63	.32
Class R-6 -- assumed 5% return	1,000.00	1,023.21	1.61	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	1,672,842,287
Total shares voting on November 24, 2009:	1,097,487,646	(65.6% of shares outstanding)

Election of board members

		Percent of		Percent of
		shares	Votes	shares
Director*	Votes for	voting for	withheld	withheld

Joseph C. Berenato	1,068,563,064	97.4%	28,924,582	2.6%
Robert J. Denison	1,068,534,475	97.4	28,953,171	2.6
Mary Anne Dolan	1,068,552,714	97.4	28,934,932	2.6
Joyce E. Gordon	1,068,667,892	97.4	28,819,754	2.6
R. Clark Hooper	1,068,475,862	97.4	29,011,784	2.6
Koichi Itoh	1,068,541,670	97.4	28,945,976	2.6
Merit E. Janow	1,068,497,843	97.4	28,989,803	2.6
Leonade D. Jones	1,068,484,723	97.4	29,002,923	2.6
James B. Lovelace	1,068,601,454	97.4	28,886,192	2.6
Gail L. Neale	1,068,537,372	97.4	28,950,274	2.6
Robert J. O’Neill	1,068,458,785	97.4	29,028,861	2.6
Stefanie Powers	1,068,487,807	97.4	28,999,839	2.6
Christopher E. Stone	1,068,528,377	97.4	28,959,269	2.6
Steadman Upham	1,068,448,322	97.4	29,039,324	2.6

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining		Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	859,491,935	51.4%	21,885,355	1.3%	216,110,356	†	12.9%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining		Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:

Borrowing	857,296,472	78.1%	24,533,831	2.2%	215,657,343	†	19.7%
Issuance of senior securities	856,652,775	78.1	24,327,969	2.2	216,506,902	†	19.7
Underwriting	857,601,901	78.1	22,989,235	2.1	216,896,510	†	19.8
Investments in real estate or commodities	855,811,547	78.0	25,623,271	2.3	216,052,828	†	19.7
Lending	855,263,228	77.9	25,871,500	2.4	216,352,918	†	19.7
Industry concentration	858,257,633	78.2	22,330,694	2.0	216,899,319	†	19.8
Elimination of certain policies	853,993,593	77.8	25,355,831	2.3	218,138,222	†	19.9

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	848,608,558	77.3	31,220,328	2.9	217,658,760	†	19.8

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	851,893,791	77.6	26,687,677	2.5	218,906,178	†	19.9

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	849,373,518	77.4	29,755,780	2.7	218,358,348	†	19.9

To consider a shareholder proposal regarding genocide-free investing	106,805,150	11.7	748,133,964	82.3	54,578,874		6.0
(broker non-votes = 187,969,658)

*H. Frederick Christie, Donald E. Petersen and Charles Wolf, Jr. did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.
BNV = 187,969,658

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years1/
March 31, 2010 (the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	27.27%	3.07%	6.80%
Not reflecting CDSC	32.27	3.39	6.80

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	31.22	3.34	5.98
Not reflecting CDSC	32.22	3.34	5.98

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	33.32	4.16	6.79

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	33.61	—	–2.85

Class 529-A shares4 — first sold 2/19/02
Reflecting 5.75% maximum sales charge	25.57	2.89	6.24
Not reflecting maximum sales charge	33.23	4.12	7.02

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within
six years of purchase	27.17	2.95	6.07
Not reflecting CDSC	32.17	3.28	6.07

Class 529-C shares4 — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	31.16	3.29	6.13
Not reflecting CDSC	32.16	3.29	6.13

Class 529-E shares3,4 — first sold 3/1/02	32.84	3.81	6.48

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	33.50	4.32	7.74

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 30 to 36 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2010, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
>Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-912-0610P

Litho in USA BAG/B/8081-S20694

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®
Investment portfolio

April 30, 2010
 unaudited

Common stocks — 69.14%	Shares	Value (000)

FINANCIALS — 10.44%
Banco Santander, SA1	88,809,972	$1,115,765
BNP Paribas SA1	8,732,291	600,180
HSBC Holdings PLC (Hong Kong)1	27,791,178	285,651
HSBC Holdings PLC (United Kingdom)1	9,728,436	99,107
JPMorgan Chase & Co.	8,838,000	376,322
Bank of China Ltd., Class H1	671,979,000	345,696
Canadian Imperial Bank of Commerce (CIBC)	4,000,000	293,601
HCP, Inc.	8,780,500	282,030
Royal Bank of Canada	4,396,111	266,545
China Construction Bank Corp., Class H1	319,631,000	258,894
Banco Santander (Brasil) SA, units (ADR)	10,992,875	127,847
Banco Santander (Brasil) SA, units	10,992,900	127,052
Westpac Banking Corp.1	10,176,077	252,904
Industrial and Commercial Bank of China Ltd., Class H1	302,386,000	221,829
Banco Bradesco SA, preferred nominative	11,793,320	215,818
CapitaMall Trust, units1	140,996,592	198,272
Bank of Nova Scotia	3,847,200	196,110
Hang Seng Bank Ltd.1	13,502,600	184,219
Fidelity National Financial, Inc.2	11,717,800	177,876
Chimera Investment Corp.2	43,502,400	177,055
Sampo Oyj, Class A1	6,873,962	169,612
Itaú Unibanco Holding SA, preferred nominative	7,483,630	162,309
QBE Insurance Group Ltd.1	8,338,100	162,241
ProLogis, shares of beneficial interest	11,544,000	152,034
Admiral Group PLC1	7,584,570	151,847
Prudential PLC1	17,135,291	151,759
Société Générale1	2,763,118	147,015
Australia and New Zealand Banking Group Ltd.1	6,500,000	143,389
Deutsche Börse AG1	1,700,000	132,436
Westfield Group1	8,249,175	97,598
Arthur J. Gallagher & Co.	3,710,589	97,477
Credit Suisse Group AG1	1,722,000	78,776
Bank of New York Mellon Corp.	2,454,536	76,410
Wells Fargo & Co.	1,970,000	65,227
Weingarten Realty Investors	2,634,750	60,915
United Bankshares, Inc.	1,775,000	51,546
Sun Hung Kai Properties Ltd.1	3,640,000	50,821
Starwood Property Trust, Inc.2	2,675,000	50,691
Frasers Centrepoint Trust1,2	47,864,000	46,653
Champion Real Estate Investment Trust1	89,272,000	41,706
S P Setia Bhd.1	25,186,200	33,119
TrygVesta A/S1	514,300	31,600
Equity Residential, shares of beneficial interest	650,500	29,448
Unibail-Rodamco SE, non-registered shares1	150,000	28,268
CapitaRetail China Trust1	30,837,000	27,883
Taubman Centers, Inc.	617,000	26,759
Cache Logistics Trust1,2,3	35,355,000	24,769
CapitaCommercial Trust1	26,272,300	23,097
Kerry Properties Ltd.1	4,240,696	19,535
Eurobank Properties Real Estate Investment Co.1	1,950,000	14,521
Colony Financial, Inc.2	750,000	14,258
Bank of the Philippine Islands1	12,177,164	12,328
Fannie Mae3	10,000,000	12,200
Freddie Mac3	5,300,000	7,950
		8,198,970

CONSUMER STAPLES — 9.32%
Philip Morris International Inc.	35,868,800	1,760,441
Altria Group, Inc.	45,783,600	970,154
Kraft Foods Inc., Class A	29,293,000	867,073
PepsiCo, Inc.	12,723,000	829,794
Nestlé SA1	14,285,000	697,172
Foster’s Group Ltd.1	85,363,000	428,460
Diageo PLC1	22,875,000	390,105
Coca-Cola Co.	5,930,300	316,974
Kellogg Co.	5,349,000	293,874
Reynolds American Inc.	3,480,000	185,902
Wesfarmers Ltd.1	5,758,810	154,199
Sara Lee Corp.	6,950,911	98,842
H.J. Heinz Co.	2,000,000	93,740
Kimberly-Clark Corp.	1,500,000	91,890
ConAgra Foods, Inc.	3,000,000	73,410
Imperial Tobacco Group PLC1	1,390,000	39,677
Nestlé India Ltd.1	480,000	29,752
		7,321,459

TELECOMMUNICATION SERVICES — 8.33%
AT&T Inc.	60,751,230	1,583,177
América Móvil, SAB de CV, Series L (ADR)	18,738,000	964,632
CenturyTel, Inc.2	19,468,597	664,074
Telefónica, SA1	19,127,000	429,531
Koninklijke KPN NV1	24,174,050	361,435
Verizon Communications Inc.	11,900,000	343,791
Singapore Telecommunications Ltd.1	137,896,500	305,974
Belgacom SA1	7,034,800	246,715
France Télécom SA1	9,828,000	215,433
Telekom Austria AG, non-registered shares1	15,492,711	205,657
Vodafone Group PLC1	87,200,000	193,846
Türk Telekomünikasyon AS, Class D1	46,737,000	172,521
Telekomunikacja Polska SA1	25,467,566	138,852
OJSC Mobile TeleSystems (ADR)	2,248,500	124,230
Advanced Info Service PCL1	40,769,600	95,273
Bezeq — The Israel Telecommunication Corp. Ltd.1	34,700,000	84,377
Partner Communications Co. Ltd.1	3,128,400	61,417
Partner Communications Co. Ltd. (ADR)	169,200	3,323
Taiwan Mobile Co., Ltd.1	33,484,516	64,041
DiGi.Com Bhd.1	8,852,000	62,907
Philippine Long Distance Telephone Co.1	1,053,250	58,880
Telecom Italia SpA, nonvoting1,3	46,468,726	52,488
StarHub Ltd1	25,787,250	43,700
Telkom SA Ltd.1	5,227,300	26,198
MTN Group Ltd.1	1,495,800	22,021
China Mobile Ltd.1	2,000,000	19,557
		6,544,050

ENERGY — 7.08%
Royal Dutch Shell PLC, Class A (ADR)	10,947,000	686,924
Royal Dutch Shell PLC, Class B1	8,782,187	265,010
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	113,243
Royal Dutch Shell PLC, Class A1	3,055,000	95,873
ConocoPhillips	15,662,970	927,091
BP PLC1	95,949,121	835,872
Eni SpA1	33,231,866	744,973
Eni SpA (ADR)	912,492	40,560
Sasol Ltd.1	8,758,840	355,299
Woodside Petroleum Ltd.1	8,536,667	353,935
TOTAL SA1	4,256,000	230,620
TOTAL SA (ADR)	600,000	32,628
Husky Energy Inc.	7,050,000	199,257
Enbridge Inc.	3,523,468	171,109
Chevron Corp.	1,825,000	148,628
China National Offshore Oil Corp.1	64,955,000	114,801
OAO LUKOIL (ADR)1	1,756,800	100,222
Statoil ASA1	3,500,532	84,503
Spectra Energy Corp	2,783,220	64,960
		5,565,508

UTILITIES — 6.89%
GDF SUEZ1	20,223,320	720,589
Scottish and Southern Energy PLC1	39,550,500	652,471
Exelon Corp.	11,336,500	494,158
Hongkong Electric Holdings Ltd.1	83,670,000	493,193
Dominion Resources, Inc.	11,651,980	487,053
FirstEnergy Corp.	10,887,000	412,291
Southern Co.	8,400,000	290,304
Public Service Enterprise Group Inc.	6,667,600	214,230
Fortum Oyj1	7,112,336	184,274
PPL Corp.	7,240,000	179,262
Progress Energy, Inc.	3,875,000	154,690
SUEZ Environnement Co.1	6,768,375	146,811
DTE Energy Co.	2,750,000	132,468
Ameren Corp.	4,816,420	125,034
Xcel Energy Inc.	5,516,000	119,973
FPL Group, Inc.	2,000,000	104,100
Cheung Kong Infrastructure Holdings Ltd.1	26,271,000	97,956
RWE AG1	1,020,000	83,464
Entergy Corp.	752,500	61,171
Electricity Generating PCL1	24,341,428	59,845
E.ON AG1	1,500,000	55,391
Consolidated Edison, Inc.	900,000	40,680
NiSource Inc.	2,289,307	37,316
Pinnacle West Capital Corp.	738,200	27,564
National Grid PLC1	2,632,652	25,421
Gas Natural SDG, SA1	708,984	12,143
		5,411,852

INFORMATION TECHNOLOGY — 6.07%
Microsoft Corp.	16,221,800	495,414
Nintendo Co., Ltd.1	1,429,100	480,307
Taiwan Semiconductor Manufacturing Co. Ltd.1	161,465,889	314,934
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,455,599	110,725
Delta Electronics, Inc.1	102,667,233	339,300
Cielo SA, ordinary nominative	28,399,600	275,786
Canon, Inc.1	5,833,000	266,305
Quanta Computer Inc.1	138,293,240	259,135
HTC Corp.1	18,346,975	245,059
MediaTek Inc.1	13,996,446	235,477
Redecard SA, ordinary nominative	14,066,100	232,243
Acer Inc.1	76,420,444	207,177
Wistron Corp.1,2	104,690,225	200,294
Paychex, Inc.	5,980,000	182,988
Maxim Integrated Products, Inc.	8,290,700	161,005
Intel Corp.	6,957,200	158,833
Wincor Nixdorf AG1,2	2,111,800	143,589
Analog Devices, Inc.	3,500,000	104,755
Xilinx, Inc.	3,257,900	83,989
Halma PLC1	15,195,069	63,264
Neopost SA1	672,000	53,419
Siliconware Precision Industries Co., Ltd.1	40,070,300	48,955
Automatic Data Processing, Inc.	1,000,000	43,360
Spectris PLC1	2,864,765	39,412
Oakton Ltd.1,2	4,617,960	13,886
Renishaw PLC1	655,000	6,698
		4,766,309

HEALTH CARE — 5.49%
Merck & Co., Inc.	32,750,714	1,147,585
Novartis AG1	16,020,000	817,360
Bayer AG1	8,356,000	534,619
Johnson & Johnson	6,800,000	437,240
Pfizer Inc	25,159,000	420,658
Abbott Laboratories	3,620,000	185,199
Sonic Healthcare Ltd.1	14,429,270	183,868
Bristol-Myers Squibb Co.	6,500,000	164,385
Roche Holding AG1	845,000	133,453
Orion Oyj, Class B1	5,823,863	110,324
GlaxoSmithKline PLC1	5,474,000	101,378
Eli Lilly and Co.	1,600,000	55,952
Oriola-KD Oyj, Class B1	4,205,677	20,417
		4,312,438

INDUSTRIALS — 5.28%
United Technologies Corp.	4,430,000	332,029
Lockheed Martin Corp.	3,873,500	328,821
Geberit AG1	1,718,000	305,575
Norfolk Southern Corp.	4,504,076	267,227
MAp Group1,2	93,268,737	267,145
Schneider Electric SA1	2,034,500	232,405
Siemens AG1	2,346,000	231,932
Singapore Technologies Engineering Ltd.1	91,974,000	211,187
Leighton Holdings Ltd.1	5,728,928	193,760
FirstGroup PLC1,2	31,300,000	182,610
Waste Management, Inc.	4,500,000	156,060
CSX Corp.	2,749,300	154,098
Hays PLC1,2	89,936,000	153,711
Robert Half International Inc.	3,338,000	91,395
De La Rue PLC1,2	6,374,619	89,100
SMRT Corp. Ltd.1	51,160,000	84,771
Spirax-Sarco Engineering PLC1	3,045,391	71,506
Uponor Oyj1	3,654,768	67,273
Singapore Post Private Ltd.1	84,248,000	66,757
Transport International Holdings Ltd.1	18,625,900	65,795
Emerson Electric Co.	1,230,000	64,243
Österreichische Post AG1	2,147,000	61,677
AB SKF, Class B1	2,670,000	53,735
Société BIC SA1	690,000	53,417
Hopewell Highway Infrastructure Ltd.1	81,218,630	51,978
BELIMO Holding AG1,2	42,250	51,097
Boeing Co.	705,000	51,063
Steelcase Inc., Class A	4,440,000	36,452
Seco Tools AB, Class B1,3	2,394,540	34,694
IMI PLC1	3,060,000	33,009
SIA Engineering Co. Ltd.1	8,617,000	23,119
SGS SA1	16,034	20,801
Jiangsu Expressway Co. Ltd., Class H1	18,028,000	16,882
Watsco, Inc.	285,000	16,878
Pfeiffer Vacuum Technology AG, non-registered shares1	215,000	16,029
DCC PLC1	390,000	10,392
		4,148,623

MATERIALS — 3.34%
CRH PLC1	16,998,229	484,063
Akzo Nobel NV1	7,165,389	421,182
Koninklijke DSM NV1	8,539,000	380,666
China Steel Corp.1	271,434,000	289,252
RPM International, Inc.2	8,340,000	184,147
Symrise AG1,2	6,835,085	173,600
Fletcher Building Ltd.1	21,176,596	128,200
Impala Platinum Holdings Ltd.1	4,420,000	124,492
Packaging Corp. of America	5,000,000	123,650
OneSteel Ltd.1	26,156,619	83,920
Worthington Industries, Inc.	3,639,800	58,128
Israel Chemicals Ltd.1	4,251,058	50,824
Lafarge Malayan Cement Bhd.1	22,590,530	47,742
voestalpine AG1	1,083,000	40,885
Rautaruukki Oyj1	1,431,029	30,110
Ambuja Cements Ltd.1	1,700,000	4,584
		2,625,445

CONSUMER DISCRETIONARY — 2.64%
McDonald’s Corp.	6,166,000	435,258
OPAP SA1,2	16,421,040	333,698
Esprit Holdings Ltd.1	32,679,104	233,859
Limited Brands, Inc.	5,000,000	134,000
British Sky Broadcasting Group PLC1	12,971,800	121,660
Johnson Controls, Inc.	3,390,000	113,870
Greene King PLC1,2	13,758,299	95,446
Daimler AG1,3	1,465,400	75,617
Kingfisher PLC1	18,845,000	72,007
Genuine Parts Co.	1,540,000	65,912
Leggett & Platt, Inc.	2,490,000	61,080
Ekornes ASA1,2	1,980,425	43,272
Marks and Spencer Group PLC1	7,660,000	42,908
Intercontinental Hotels Group PLC1	2,412,352	42,433
Halfords Group PLC1	4,590,000	35,447
Bijou Brigitte modische Accessoires AG1	198,795	34,720
Kesa Electricals PLC1	13,430,200	25,637
Myer Holdings Ltd.1	7,500,000	22,355
Industria de Diseño Textil, SA1	320,599	19,707
Headlam Group PLC1	3,808,547	17,859
Fairfax Media Ltd.1	10,000,000	15,761
Toyota Motor Corp.1	401,000	15,487
Aristocrat Leisure Ltd.1	3,791,027	14,922
		2,072,915

MISCELLANEOUS — 4.26%
Other common stocks in initial period of acquisition		3,344,996

Total common stocks (cost: $51,212,658,000)		54,312,565

Preferred stocks — 0.74%

FINANCIALS — 0.64%
Wells Fargo & Co., Series K, 7.98%4	67,670,000	71,730
Wachovia Capital Trust III 5.80%4	72,644,000	63,563
JPMorgan Chase & Co., Series I, 7.90%4	63,933,000	67,369
Barclays Bank PLC 7.434%4,5	23,689,000	23,452
Barclays Bank PLC, Series RCI, 14.00%4	10,395,000	21,313
Barclays Bank PLC 6.86%4,5	10,587,000	9,793
Barclays Bank PLC 8.55%4,5	6,011,000	6,161
PNC Preferred Funding Trust III 8.70%4,5	24,000,000	25,407
PNC Preferred Funding Trust I 6.517%4,5	8,600,000	7,375
Banco Bilbao Vizcaya Argentaria, SA, 5.919%4	39,915,000	32,089
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	25,000,000	32,071
AXA SA, Series B, 6.379%4,5	35,500,000	31,950
QBE Capital Funding II LP 6.797%4,5	28,900,000	26,503
BNP Paribas 7.195%4,5	26,500,000	25,175
Public Storage, Inc., Series F, 6.45%	1,000,000	23,540
Catlin Insurance Ltd. 7.249%4,5	10,000,000	9,050
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	7,500,000	8,625
Fannie Mae, Series S, 8.25% noncumulative3	2,000,000	2,745
Fannie Mae, Series O, 0%3,4,5	874,555	1,968
Fannie Mae, Series P, 4.50% noncumulative3	1,600,000	1,792
Fannie Mae, Series L, 5.125%3	570,000	1,032
Fannie Mae, Series E, 5.10%3	608,441	555
Freddie Mac, Series V, 5.57%3	3,485,635	4,505
Freddie Mac, Series Z, 8.375%3	748,540	1,207
Freddie Mac, Series W, 5.66%3	650,000	834
Freddie Mac, Series Y, 6.55%3	350,250	462
Société Générale 5.922%4,5	4,705,000	4,278
		504,544

U.S. GOVERNMENT AGENCY SECURITIES — 0.08%
CoBank, ACB, Series C, 11.00%5	950,000	50,974
US AgBank 6.11%4,5	13,000,000	9,035
		60,009

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	19,050

Total preferred stocks (cost: $793,206,000)		583,603

Convertible securities — 0.28%	Shares or principal amount	Value (000)

MATERIALS — 0.07%
Vale SA 6.75% convertible preferred 2012	670,000	59,174

UTILITIES — 0.05%
PG&E Corp. 9.50% convertible notes 2010	$14,000,000	40,705

CONSUMER DISCRETIONARY — 0.05%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 20323	473,600	23,159
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	88,000	14,884
		38,043

FINANCIALS — 0.04%
Digital Realty Trust, Inc. 5.50% convertible debentures 20295	$4,800,000	6,996
Digital Realty Trust, Inc., Series D, 5.50% convertible preferred	420,000	14,797
Fannie Mae, Series 2004-1, 5.375% convertible preferred3	240	600
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred3	1,352,000	2,501
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred3	76,628	3,065
		27,959

MISCELLANEOUS — 0.07%
Other convertible securities in initial period of acquisition		54,345

Total convertible securities (cost: $322,027,000)		220,226

	Principal amount
Bonds & notes — 25.76%	(000)

MORTGAGE-BACKED OBLIGATIONS6 — 8.17%
Fannie Mae 4.89% 2012	$25,000	25,952
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	32,683
Fannie Mae 4.00% 2015	9,389	9,685
Fannie Mae 5.00% 2017	97	103
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	6,568	7,062
Fannie Mae 5.00% 2018	16,952	18,093
Fannie Mae 5.00% 2018	1,120	1,195
Fannie Mae 4.00% 2019	26,393	27,501
Fannie Mae 4.50% 2019	14,972	15,811
Fannie Mae 4.50% 2019	12,200	12,884
Fannie Mae 5.50% 2019	2,048	2,203
Fannie Mae 4.50% 2020	22,357	23,610
Fannie Mae 5.50% 2020	4,955	5,339
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	15,688
Fannie Mae 6.00% 2021	4,805	5,185
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	27,501	28,558
Fannie Mae 5.50% 2022	12,382	13,248
Fannie Mae 5.50% 2022	10,155	10,865
Fannie Mae 6.00% 2022	2,528	2,725
Fannie Mae 5.00% 2023	14,097	14,902
Fannie Mae 5.00% 2023	8,271	8,753
Fannie Mae 5.00% 2023	4,126	4,361
Fannie Mae 5.50% 2023	27,468	29,382
Fannie Mae 4.00% 2024	219,123	223,264
Fannie Mae 4.00% 2024	73,560	75,063
Fannie Mae 4.00% 2024	45,970	46,839
Fannie Mae 4.00% 2024	45,743	46,607
Fannie Mae 4.00% 2024	45,417	46,401
Fannie Mae 4.00% 2024	44,909	45,757
Fannie Mae 4.00% 2024	41,953	42,745
Fannie Mae 4.00% 2024	35,491	36,161
Fannie Mae 4.00% 2024	27,880	28,407
Fannie Mae 4.00% 2024	24,044	24,498
Fannie Mae 4.50% 2024	65,187	67,865
Fannie Mae 4.50% 2024	45,008	46,828
Fannie Mae 4.50% 2024	39,502	41,099
Fannie Mae 4.50% 2024	39,167	40,750
Fannie Mae 4.50% 2024	23,956	24,940
Fannie Mae 4.50% 2024	17,879	18,614
Fannie Mae 4.50% 2024	17,255	17,963
Fannie Mae 4.50% 2024	15,414	16,048
Fannie Mae 4.50% 2024	8,379	8,724
Fannie Mae 5.50% 2024	71,295	76,330
Fannie Mae 6.00% 2024	23,403	25,213
Fannie Mae 6.00% 2024	128	138
Fannie Mae 4.00% 2025	8,500	8,647
Fannie Mae 4.00% 2025	7,664	7,808
Fannie Mae 4.00% 2025	6,550	6,674
Fannie Mae 4.00% 2025	3,434	3,498
Fannie Mae 4.50% 2025	8,250	8,576
Fannie Mae 6.00% 2026	57,664	62,124
Fannie Mae 6.00% 2026	6,703	7,222
Fannie Mae 6.00% 2027	123,936	133,521
Fannie Mae 6.00% 2028	4,315	4,649
Fannie Mae 6.00% 2028	3,611	3,870
Fannie Mae 6.00% 2028	2,414	2,601
Fannie Mae 6.00% 2028	2,215	2,374
Fannie Mae 5.50% 2029	66,627	70,664
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,193	2,368
Fannie Mae 5.50% 2034	11,810	12,510
Fannie Mae 5.00% 2035	38,874	40,535
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	11,544	12,432
Fannie Mae 5.50% 2035	8,099	8,573
Fannie Mae 6.50% 2035	13,192	14,460
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	10,839	9,120
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	7,586	6,573
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,777	1,481
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,595	1,316
Fannie Mae, Series 2006-65, Class PF, 0.543% 20364	10,863	10,793
Fannie Mae 5.00% 2036	6,880	7,161
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	19,537	20,802
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	54,361	58,544
Fannie Mae 6.00% 2036	49,632	53,067
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	47,421	51,232
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	35,852	39,163
Fannie Mae 6.00% 2036	36,008	38,500
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	32,217	34,929
Fannie Mae 6.00% 2036	25,736	27,429
Fannie Mae 6.00% 2036	21,435	22,919
Fannie Mae 6.00% 2036	13,545	14,483
Fannie Mae 6.00% 2036	11,558	12,358
Fannie Mae 7.00% 2036	1,204	1,326
Fannie Mae 7.50% 2036	1,027	1,126
Fannie Mae, Series 2007-114, Class A7, 0.463% 20374	20,000	19,742
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	65,122	69,833
Fannie Mae 5.263% 20374	5,634	5,959
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	49,191	53,188
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	14,537	15,474
Fannie Mae 5.99% 20374	1,626	1,699
Fannie Mae 6.00% 2037	23,659	25,126
Fannie Mae 6.00% 2037	16,640	17,786
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	7,182	7,737
Fannie Mae 6.50% 2037	22,681	24,507
Fannie Mae 6.50% 2037	13,059	14,109
Fannie Mae 6.50% 2037	9,897	10,693
Fannie Mae 6.50% 2037	2,389	2,582
Fannie Mae 6.50% 2037	1,805	1,950
Fannie Mae 6.50% 2037	1,268	1,370
Fannie Mae 7.00% 2037	32,187	35,499
Fannie Mae 7.00% 2037	974	1,072
Fannie Mae 7.00% 2037	192	212
Fannie Mae 7.50% 2037	5,421	5,940
Fannie Mae 7.50% 2037	3,394	3,715
Fannie Mae 7.50% 2037	1,256	1,376
Fannie Mae 7.50% 2037	1,184	1,298
Fannie Mae 7.50% 2037	1,086	1,199
Fannie Mae 7.50% 2037	456	504
Fannie Mae 7.50% 2037	227	249
Fannie Mae 4.50% 2038	90,010	91,128
Fannie Mae 5.00% 2038	40,182	41,667
Fannie Mae 5.11% 20384	13,775	14,397
Fannie Mae 5.367% 20384	20,213	21,400
Fannie Mae 5.443% 20384	10,415	11,036
Fannie Mae 5.50% 2038	86,682	91,432
Fannie Mae 5.50% 2038	38,638	40,848
Fannie Mae 5.50% 2038	34,832	36,722
Fannie Mae 5.50% 2038	30,068	31,716
Fannie Mae 5.50% 2038	26,006	27,511
Fannie Mae 5.50% 2038	24,476	25,817
Fannie Mae 5.50% 2038	21,196	22,422
Fannie Mae 5.50% 2038	17,092	18,081
Fannie Mae 5.50% 2038	13,960	14,735
Fannie Mae 5.50% 2038	11,419	12,080
Fannie Mae 5.50% 2038	10,606	11,188
Fannie Mae 5.50% 2038	10,122	10,676
Fannie Mae 5.50% 2038	4,919	5,203
Fannie Mae 5.50% 2038	185	195
Fannie Mae 5.551% 20384	2,119	2,241
Fannie Mae 6.00% 2038	80,017	85,237
Fannie Mae 6.00% 2038	65,644	69,716
Fannie Mae 6.00% 2038	39,273	41,835
Fannie Mae 6.00% 2038	30,744	32,749
Fannie Mae 6.00% 2038	13,749	14,646
Fannie Mae 6.00% 2038	9,646	10,275
Fannie Mae 6.50% 2038	32,203	34,845
Fannie Mae 6.50% 2038	14,944	16,147
Fannie Mae 6.50% 2038	13,204	14,287
Fannie Mae 7.00% 2038	876	964
Fannie Mae 3.58% 20394	13,453	13,806
Fannie Mae 3.611% 20394	20,440	21,131
Fannie Mae 3.614% 20394	8,985	9,307
Fannie Mae 3.623% 20394	23,027	23,864
Fannie Mae 3.623% 20394	18,009	18,635
Fannie Mae 3.623% 20394	7,215	7,470
Fannie Mae 3.652% 20394	6,661	6,902
Fannie Mae 3.745% 20394	8,828	9,180
Fannie Mae 3.763% 20394	18,849	19,592
Fannie Mae 3.831% 20394	21,909	22,821
Fannie Mae 3.837% 20394	9,337	9,719
Fannie Mae 3.84% 20394	14,096	14,683
Fannie Mae 3.842% 20394	9,154	9,539
Fannie Mae 3.884% 20394	4,750	4,948
Fannie Mae 3.896% 20394	9,230	9,518
Fannie Mae 3.91% 20394	9,196	9,590
Fannie Mae 3.945% 20394	2,852	2,977
Fannie Mae 3.951% 20394	9,928	10,360
Fannie Mae 5.135% 20394	7,174	7,609
Fannie Mae 5.50% 2039	16,256	17,146
Fannie Mae 6.00% 2039	53,705	57,036
Fannie Mae 3.62% 20404	6,816	7,060
Fannie Mae 5.00% 2040	11,151	11,558
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	323	353
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	234	267
Fannie Mae 7.00% 2047	2,406	2,601
Freddie Mac 4.50% 2018	3,221	3,404
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,590
Freddie Mac 5.50% 2019	6,385	6,888
Freddie Mac, Series 2642, Class BL, 3.50% 2023	6,794	6,915
Freddie Mac, Series 2626, Class NG, 3.50% 2023	3,782	3,899
Freddie Mac 4.50% 2023	38,010	39,554
Freddie Mac 5.50% 2023	13,684	14,661
Freddie Mac 6.00% 2023	7,446	8,053
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,754	3,069
Freddie Mac 4.50% 2024	25,969	27,040
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	4,106	3,627
Freddie Mac 6.00% 2026	17,115	18,510
Freddie Mac 6.00% 2026	15,920	17,218
Freddie Mac 5.50% 2027	30,308	32,270
Freddie Mac 6.00% 2027	13,137	14,208
Freddie Mac 6.50% 2027	16,608	18,075
Freddie Mac 5.50% 2028	42,308	45,037
Freddie Mac, Series 2153, Class GG, 6.00% 2029	5,100	5,532
Freddie Mac, Series 2122, Class QM, 6.25% 2029	9,771	10,529
Freddie Mac 6.50% 2032	2,666	2,931
Freddie Mac 7.50% 2032	1,110	1,220
Freddie Mac, Series 3061, Class PN, 5.50% 2035	17,923	19,334
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	18,377	15,358
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	11,285	9,857
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,662	4,120
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,595	4,034
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,086	3,603
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	2,577	2,163
Freddie Mac, Series 3156, Class NG, 6.00% 2036	43,155	47,212
Freddie Mac, Series 3286, Class JN, 5.50% 2037	30,685	32,529
Freddie Mac 5.738% 20374	12,570	13,407
Freddie Mac 5.828% 20374	4,831	5,134
Freddie Mac, Series 3271, Class OA, 6.00% 2037	28,762	31,503
Freddie Mac 6.00% 2037	3,479	3,730
Freddie Mac 5.00% 2038	22,544	23,432
Freddie Mac 5.00% 2038	14,953	15,542
Freddie Mac 5.00% 2038	14,644	15,202
Freddie Mac 5.00% 2038	14,031	14,584
Freddie Mac 5.00% 2038	13,499	14,031
Freddie Mac 5.00% 2038	6,596	6,856
Freddie Mac 5.00% 2038	4,447	4,622
Freddie Mac 5.00% 2038	3,271	3,400
Freddie Mac 5.00% 2038	2,876	2,989
Freddie Mac 5.00% 2038	2,237	2,330
Freddie Mac 5.00% 2038	1,218	1,266
Freddie Mac 5.00% 2038	63	65
Freddie Mac 5.052% 20384	8,494	9,007
Freddie Mac 5.50% 2038	59,554	62,994
Freddie Mac 5.504% 20384	8,911	9,435
Freddie Mac 5.904% 20384	13,908	14,833
Freddie Mac 6.00% 2038	35,645	38,220
Freddie Mac 3.581% 20394	5,350	5,498
Freddie Mac 3.759% 20394	6,777	7,044
Freddie Mac 3.842% 20394	10,127	10,547
Freddie Mac 5.00% 2039	81,657	84,729
Freddie Mac 6.00% 2039	16,686	17,907
Freddie Mac 6.00% 2039	8,264	8,861
Freddie Mac 6.00% 2040	17,000	18,198
Freddie Mac 6.50% 2040	38,000	41,206
Freddie Mac 6.50% 2047	5,756	6,157
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	8,085	6,879
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	9,728	8,482
Government National Mortgage Assn. 4.50% 2037	16,548	16,865
Government National Mortgage Assn. 4.50% 2038	5,341	5,440
Government National Mortgage Assn. 5.00% 2039	3,683	3,850
Government National Mortgage Assn. 4.00% 2040	60,913	59,945
Government National Mortgage Assn. 4.50% 2040	72,534	73,673
Government National Mortgage Assn. 4.50% 2040	17,625	17,902
Government National Mortgage Assn. 4.50% 2040	10,643	10,833
Government National Mortgage Assn. 4.50% 2040	10,000	10,179
Government National Mortgage Assn. 4.50% 2040	5,696	5,798
Government National Mortgage Assn. 5.00% 2040	26,000	27,176
Government National Mortgage Assn. 5.816% 2058	12,608	13,710
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,493	1,635
Government National Mortgage Assn. 6.172% 2058	1,924	2,087
Government National Mortgage Assn. 6.205% 2058	5,394	5,852
Government National Mortgage Assn. 6.22% 2058	3,283	3,611
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	4,657	4,745
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.095% 20354,5	5,050	5,008
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,589	5,588
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	3,402
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,172
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 20374	5,000	4,663
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,681	5,823
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	14,632	14,825
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	5,486	5,494
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20424	14,840	14,309
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.457% 20434	7,200	7,343
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.498% 20434	16,830	15,035
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20444	15,000	15,346
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.064% 20454	60,508	63,557
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	15,488	15,800
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	21,905
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	613	626
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	344	361
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	448	449
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,034	2,101
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	6,613	6,833
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	31,265	31,772
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 20354,5	1,435	1,398
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	1,830	1,852
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,413	4,621
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	15,263	15,260
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	11,111
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	5,000	5,311
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 20384	14,535	14,977
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	32,299
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 20394	18,000	18,924
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.998% 20394	20,290	19,567
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	37,500	39,442
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	19,576	20,306
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	8,870	9,110
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	15,268	15,259
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20454	3,500	3,640
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 20454	21,700	22,411
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.90% 20454	4,955	5,167
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,155
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.837% (undated)4	5,000	4,854
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	2,737	2,796
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	10,667	10,756
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.445% 20444	30,000	31,346
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	17,800
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	27,000	28,397
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20375	10,000	10,461
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	15,000	15,673
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	21,887	22,567
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,343	5,431
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	9,830	10,305
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,914
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 20424	24,000	25,276
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 20424	5,000	5,141
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.944% 20424	20,105	19,638
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	47,426	49,136
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	526	526
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	4,967	5,029
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20374	38,142	39,448
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.981% 20354	8,957	7,299
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.643% 20364	12,385	8,659
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.759% 20374	18,511	12,393
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.785% 20474	25,573	16,512
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20354,5	31,040	30,276
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20584,5	8,479	8,492
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.383% 20464	37,360	36,471
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.52% 20344	2,324	1,957
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.091% 20374	19,531	16,915
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.945% 20474	17,505	14,148
Bank of America 5.50% 20125	30,000	32,153
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	24,753	23,766
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.914% 20364	3,808	2,166
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.221% 20364	3,262	2,121
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	26,684	27,495
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.868% 20174,5	6,799	6,994
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.815% 20184	4,927	5,079
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.911% 20194,5	7,640	7,869
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.903% 20334	6,757	6,851
Northern Rock PLC 5.625% 20175	20,000	20,098
Northern Rock PLC 5.625% 2017	6,000	6,029
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	7,998	7,995
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.513% 20454	17,000	17,950
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,198	1,219
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	23,500	24,635
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)4	25,000	24,739
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.663% 20344	14,396	14,396
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.039% 20354	13,522	9,881
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	23,138	23,748
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	5,094	4,437
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	13,126	12,827
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,201	4,106
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 5.912% 20374	30,555	20,905
HBOS Treasury Services PLC 5.00% 20115	5,000	5,201
HBOS Treasury Services PLC 5.25% 20175	14,000	14,396
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20365	16,500	17,200
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 20365	2,000	2,086
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.609% 20184,5	8,000	7,992
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20185	10,000	10,456
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	6,880	6,435
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	6,241	6,038
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	6,208	5,896
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	23,112	17,044
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20175	15,000	16,557
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.085% 20384	14,395	14,992
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	13,852	14,325
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	4,956	4,964
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,403	3,406
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20434	5,065	5,197
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 3.216% 20344	3,125	2,604
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.175% 20344	2,853	2,653
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.723% 20354	7,437	5,486
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.603% 20364	3,857	2,799
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.18% 20364	19,717	13,360
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.80% 20164,5	8,000	7,936
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	1,491	1,505
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	2,878	2,903
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	143	143
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	11,691	11,765
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20355	8,000	8,217
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 20365	3,380	3,544
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.064% 20454	12,192	11,398
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 20155	10,000	10,272
GSR Mortgage Loan Trust, Series 2005-9F, Class 1A-2, 0.763% 20354	7,330	5,044
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.371% 20354	5,597	4,994
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	8,160	7,573
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.534% 20374	9,508	6,890
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	7,521	6,806
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	288	289
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	3,055
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20304	2,500	2,638
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,349	1,358
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	4,267	4,450
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,423
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,121
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.771% 20364	6,592	4,042
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.734% 20364	4,000	3,271
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.032% 20364	3,772	3,073
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.433% 20374	5,583	3,072
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.441% 20344,5	2,000	1,749
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.343% 20364	2,542	1,711
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.177% 20274,5	1,074	1,055
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.924% 20344	246	239
		6,416,908

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 7.08%
U.S. Treasury 4.50% 2010	75,000	76,690
U.S. Treasury 5.75% 2010	152,000	154,423
U.S. Treasury 1.125% 2011	30,000	30,179
U.S. Treasury 4.625% 2011	25,000	26,339
U.S. Treasury 4.875% 2011	25,000	26,092
U.S. Treasury 5.00% 2011	75,000	77,725
U.S. Treasury 5.125% 2011	89,000	93,766
U.S. Treasury 0.875% 2012	11,000	10,998
U.S. Treasury 1.375% 2012	25,000	25,131
U.S. Treasury 4.25% 2012	80,000	85,913
U.S. Treasury 4.875% 2012	83,000	89,834
U.S. Treasury 4.875% 2012	50,000	53,586
U.S. Treasury 3.375% 2013	60,000	63,347
U.S. Treasury 3.375% 2013	40,000	42,234
U.S. Treasury 3.875% 2013	75,000	80,197
U.S. Treasury 4.25% 2013	148,000	160,598
U.S. Treasury 1.75% 2014	2,000	1,983
U.S. Treasury 1.875% 2014	20,000	19,959
U.S. Treasury 2.25% 2014	40,000	40,330
U.S. Treasury 2.625% 2014	70,000	71,427
U.S. Treasury 2.625% 2014	4,875	4,947
U.S. Treasury 4.25% 2014	100,000	108,961
U.S. Treasury 4.25% 2014	25,000	27,231
U.S. Treasury 2.25% 2015	22,100	22,018
U.S. Treasury 2.375% 2015	92,000	92,064
U.S. Treasury 2.50% 2015	22,965	23,083
U.S. Treasury 4.125% 2015	5,000	5,411
U.S. Treasury 4.25% 2015	80,000	87,010
U.S. Treasury 9.875% 2015	53,500	73,655
U.S. Treasury 11.25% 2015	123,000	172,873
U.S. Treasury 2.375% 2016	140,500	137,295
U.S. Treasury 2.625% 2016	60,000	59,550
U.S. Treasury 3.125% 2016	16,750	16,878
U.S. Treasury 3.25% 2016	236,600	241,666
U.S. Treasury 3.25% 2016	20,000	20,408
U.S. Treasury 7.25% 2016	50,000	62,461
U.S. Treasury 7.50% 2016	250,000	317,970
U.S. Treasury 9.25% 2016	96,000	129,862
U.S. Treasury 3.25% 2017	20,000	20,190
U.S. Treasury 4.625% 2017	40,000	44,020
U.S. Treasury 8.75% 2017	50,000	68,123
U.S. Treasury 8.875% 2017	110,000	151,409
U.S. Treasury 3.75% 2018	349,950	357,551
U.S. Treasury 4.00% 2018	45,000	46,965
U.S. Treasury 2.75% 2019	22,500	21,201
U.S. Treasury 3.125% 2019	284,150	274,594
U.S. Treasury 3.375% 2019	22,000	21,544
U.S. Treasury 8.125% 2019	10,000	13,615
U.S. Treasury 3.625% 2020	212,350	211,736
U.S. Treasury 8.125% 2021	60,000	83,465
U.S. Treasury 4.25% 2039	2,625	2,508
U.S. Treasury 4.625% 2040	40,000	40,634
Fannie Mae 6.625% 2010	11,000	11,362
Fannie Mae 5.00% 2011	19,815	21,020
Fannie Mae 5.125% 2011	20,000	20,846
Fannie Mae 6.00% 2011	168,500	177,821
Fannie Mae 4.75% 2012	75,000	81,281
Fannie Mae 6.125% 2012	179,000	195,847
Fannie Mae 2.50% 2014	25,000	25,279
Fannie Mae 2.625% 2014	5,000	5,031
Fannie Mae 5.00% 2015	25,000	27,643
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	53,861
Federal Home Loan Banks, Series 312, 5.75% 2012	25,000	27,336
Federal Home Loan Bank 3.625% 2013	90,000	95,153
Federal Home Loan Bank, Series 467, 5.25% 2014	25,000	27,965
Federal Home Loan Bank 5.375% 2016	25,000	28,086
Freddie Mac 2.875% 2010	50,000	50,659
Freddie Mac 4.75% 2010	9,000	9,229
Freddie Mac 5.125% 2010	4,000	4,060
Freddie Mac 6.875% 2010	5,000	5,121
Freddie Mac 6.00% 2011	25,000	26,517
Freddie Mac 5.75% 2012	75,000	81,095
Federal Agricultural Mortgage Corp. 4.875% 20115	30,000	30,941
Federal Agricultural Mortgage Corp. 5.50% 20115	37,300	39,231
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	15,000	15,108
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	45,000	45,782
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,254
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,158
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,123
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	6,300	6,430
CoBank ACB 7.875% 20185	18,660	20,417
CoBank ACB 0.857% 20224,5	28,690	22,402
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.457% 20124	25,000	25,098
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,000	15,561
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,159
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	20,000	20,571
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,676
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,319
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.535% 20124	15,000	15,091
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	14,000	14,482
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	10,000	10,300
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,228
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	10,000	10,122
		5,558,314

FINANCIALS — 2.96%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20105	38,725	39,390
Westfield Group 5.40% 20125	16,040	17,157
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	24,285	25,492
Westfield Group 7.50% 20145	31,320	35,724
Westfield Group 5.75% 20155	18,000	19,482
Westfield Group 5.70% 20165	24,330	25,846
Westfield Group 7.125% 20185	45,880	51,930
SLM Corp., Series A, 4.50% 2010	21,000	21,094
SLM Corp., Series A, 0.546% 20114	1,100	1,058
SLM Corp., Series A, 5.40% 2011	20,000	20,439
SLM Corp., Series A, 5.125% 2012	7,333	7,403
SLM Corp., Series A, 5.00% 2013	27,912	27,545
SLM Corp., Series A, 5.375% 2013	48,712	48,949
SLM Corp., Series A, 5.05% 2014	337	313
SLM Corp., Series A, 5.375% 2014	200	192
SLM Corp., Series A, 5.00% 2015	20,344	18,694
SLM Corp., Series A, 5.00% 2018	3,302	2,781
SLM Corp., Series A, 8.45% 2018	35,475	35,498
SLM Corp., Series A, 5.625% 2033	383	291
ProLogis 7.625% 2014	12,610	13,940
ProLogis 5.625% 2015	1,565	1,567
ProLogis 5.625% 2016	54,591	54,021
ProLogis 5.75% 2016	11,245	11,189
ProLogis 6.625% 2018	61,680	61,207
ProLogis 7.375% 2019	22,535	23,462
Simon Property Group, LP 4.60% 2010	7,300	7,328
Simon Property Group, LP 4.875% 2010	2,500	2,520
Simon Property Group, LP 6.75% 2014	34,230	38,286
Simon Property Group, LP 4.20% 2015	7,980	8,112
Simon Property Group, LP 5.25% 2016	19,875	20,632
Simon Property Group, LP 6.10% 2016	4,860	5,247
Simon Property Group, LP 5.875% 2017	5,910	6,334
Simon Property Group, LP 6.125% 2018	10,685	11,508
Simon Property Group, LP 10.35% 2019	12,930	16,781
Capital One Bank 6.50% 2013	13,477	14,898
Capital One Capital III 7.686% 20364	57,199	56,341
Capital One Capital IV 6.745% 20374	14,818	13,336
HBOS PLC 6.75% 20185	47,720	45,762
Lloyds TSB Bank PLC 5.80% 20205	30,460	30,243
HBOS PLC 6.00% 20335	8,670	6,730
JPMorgan Chase & Co. 3.70% 2015	10,000	10,216
JPMorgan Chase & Co. 4.891% 20154	45,190	45,434
JPMorgan Chase & Co. 4.95% 2020	20,000	20,070
CNA Financial Corp. 6.00% 2011	20,000	20,699
CNA Financial Corp. 5.85% 2014	42,000	43,791
CNA Financial Corp. 7.35% 2019	9,000	9,627
Monumental Global Funding 5.50% 20135	23,915	25,623
Monumental Global Funding III 0.503% 20144,5	24,860	23,742
Monumental Global Funding III 5.25% 20145	22,000	23,587
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	7,981
Bank of America Corp. 4.50% 2015	12,140	12,265
Bank of America Corp. 0.537% 20164	7,000	6,337
Bank of America Corp. 0.56% 20164	8,665	7,883
Bank of America Corp. 5.75% 2017	20,950	21,436
NB Capital Trust IV 8.25% 2027	13,500	13,702
Liberty Mutual Group Inc. 5.75% 20145	14,000	14,581
Liberty Mutual Group Inc. 6.70% 20165	15,000	16,014
Liberty Mutual Group Inc. 6.50% 20355	6,200	5,598
Liberty Mutual Group Inc. 7.50% 20365	32,050	32,026
Morgan Stanley, Series F, 6.00% 2015	22,985	24,588
Morgan Stanley, Series F, 5.625% 2019	30,375	30,012
Morgan Stanley 5.50% 2020	11,565	11,316
Abbey National Treasury Services PLC 3.875% 20145	16,300	16,306
Santander Issuances, SA Unipersonal 5.911% 20165	7,500	7,992
Sovereign Bancorp, Inc. 8.75% 2018	26,575	30,485
Santander Issuances, SA Unipersonal 6.50% 20194,5	10,500	11,113
ERP Operating LP 5.50% 2012	2,500	2,690
ERP Operating LP 6.625% 2012	8,000	8,679
ERP Operating LP 6.584% 2015	11,080	12,310
ERP Operating LP 5.125% 2016	10,565	11,010
ERP Operating LP 5.75% 2017	21,315	22,891
Developers Diversified Realty Corp. 4.625% 2010	1,485	1,489
Developers Diversified Realty Corp. 5.00% 2010	20,000	20,000
Developers Diversified Realty Corp. 5.375% 2012	13,775	13,951
Developers Diversified Realty Corp. 7.50% 2017	15,310	15,923
UniCredito Italiano SpA 6.00% 20175	25,000	25,811
HVB Funding Trust I 8.741% 20315	9,571	9,403
HVB Funding Trust III 9.00% 20315	3,194	3,154
UniCredito Italiano Capital Trust II 9.20% (undated)4,5	10,000	9,925
American Express Credit Corp., Series B, 5.00% 2010	9,000	9,181
American Express Co. 6.15% 2017	9,080	9,970
American Express Co. 6.80% 20664	19,014	18,871
Kimco Realty Corp., Series C, 4.82% 2011	12,100	12,379
Kimco Realty Corp. 6.00% 2012	4,062	4,422
Pan Pacific Retail Properties, Inc. 6.125% 2013	3,215	3,432
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,173
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,414
Kimco Realty Corp. 5.70% 2017	8,500	9,003
Société Générale 5.75% 20165	34,000	36,648
New York Life Global Funding 4.625% 20105	5,000	5,045
New York Life Global Funding 5.25% 20125	25,000	27,265
New York Life Global Funding 4.65% 20135	4,000	4,295
Lehman Brothers Holdings Inc., Series I, 2.951% 20104,7	10,000	2,212
Lehman Brothers Holdings Inc., Series G, 4.80% 20147	60,920	13,707
Lehman Brothers Holdings Inc., Series I, 6.20% 20147	73,610	16,562
Lehman Brothers Holdings Inc., Series I, 6.875% 20187	14,465	3,291
UBS AG 3.875% 2015	15,000	15,155
UBS AG 5.875% 2017	18,000	19,069
Hospitality Properties Trust 6.75% 2013	14,925	15,817
Hospitality Properties Trust 5.125% 2015	3,675	3,663
Hospitality Properties Trust 6.30% 2016	550	564
Hospitality Properties Trust 6.70% 2018	13,050	13,448
Standard Chartered PLC 3.85% 20155	3,000	3,018
Standard Chartered Bank 6.40% 20175	27,517	29,808
Citigroup Inc. 5.125% 2014	8,000	8,258
Citigroup Inc. 6.125% 2017	22,275	23,180
Discover Financial Services 6.45% 2017	6,116	6,221
Discover Financial Services 8.70% 2019	2,800	3,185
Discover Financial Services 10.25% 2019	16,936	20,793
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	9,586
PRICOA Global Funding I 5.30% 20135	2,500	2,728
Prudential Holdings, LLC, Series C, 8.695% 20235,6	15,000	17,624
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,500	17,030
Allstate Corp., Series B, 6.125% 20674	13,350	12,616
ACE INA Holdings Inc. 5.875% 2014	9,165	10,198
ACE INA Holdings Inc. 5.70% 2017	3,825	4,145
ACE Capital Trust II 9.70% 2030	12,210	14,857
PNC Funding Corp. 5.40% 2014	10,000	10,852
PNC Funding Corp. 4.25% 2015	11,800	12,219
PNC Bank NA 6.875% 2018	5,200	5,805
Goldman Sachs Group, Inc. 6.15% 2018	4,500	4,669
Goldman Sachs Group, Inc. 5.375% 2020	22,960	22,344
Royal Bank of Scotland Group PLC 5.00% 2014	5,400	5,336
Royal Bank of Scotland PLC 4.875% 2015	19,500	20,016
Wells Fargo & Co. 3.625% 2015	21,095	21,440
Barclays Bank PLC 6.05% 20175	19,108	19,943
Barclays Bank PLC 5.125% 2020	1,000	1,002
Metropolitan Life Global Funding I, 5.125% 20135	4,305	4,635
MetLife Global Funding 5.125% 20145	15,000	16,242
SunTrust Banks, Inc. 6.00% 2017	20,000	20,613
Northern Trust Corp. 4.625% 2014	8,475	9,070
Northern Trust Corp. 5.85% 20175	10,150	11,202
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	19,764
Brandywine Operating Partnership, LP 5.75% 2012	7,505	7,805
Brandywine Operating Partnership, LP 5.40% 2014	10,089	10,448
Principal Life Global Funding I 4.40% 20105	10,000	10,121
Principal Life Insurance Co. 6.25% 20125	5,000	5,344
Ford Motor Credit Co. 7.375% 2011	15,000	15,352
AXA SA 6.463% (undated)4,5	17,000	15,300
Lazard Group LLC 7.125% 2015	11,095	11,753
Berkshire Hathaway Inc. 2.125% 2013	5,000	5,067
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,102
International Lease Finance Corp. 5.00% 2012	10,000	9,638
Charles Schwab Corp., Series A, 6.375% 2017	7,000	7,740
Schwab Capital Trust I 7.50% 20374	1,500	1,526
Nationwide Financial Services, Inc. 6.75% 20674	10,000	8,574
Fifth Third Capital Trust IV 6.50% 20674	9,500	8,194
UDR, Inc., Series A, 5.25% 2015	8,000	8,138
Chubb Corp. 6.375% 20674	7,500	7,584
UnumProvident Finance Co. PLC 6.85% 20155	1,885	2,036
Unum Group 7.125% 2016	4,905	5,396
Paribas, New York Branch 6.95% 2013	2,700	3,034
BNP Paribas 4.80% 20155	3,120	3,273
BBVA Bancomer SA 7.25% 20205	5,910	6,027
Compass Bank 6.40% 2017	1,700	1,729
Compass Bank 5.90% 2026	4,725	4,260
Credit Suisse Group AG 3.50% 2015	5,750	5,805
ZFS Finance (USA) Trust V 6.50% 20674,5	5,040	4,876
Nordea Bank, Series 2, 3.70% 20145	4,000	4,089
TIAA Global Markets 4.95% 20135	3,225	3,513
Union Bank of California, NA 5.95% 2016	2,751	2,916
		2,323,007

ASSET-BACKED OBLIGATIONS6 — 1.22%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	2,329	2,347
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	3,593	3,606
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	13,650	14,116
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.329% 20144	30,000	29,267
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	60,805
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	28,216
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	43,582	45,043
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	10,275	10,520
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	22,276	23,059
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20125	1,883	1,902
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 20125	2,875	2,879
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20125	5,114	5,208
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20125	12,090	12,207
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20135	14,873	15,320
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 20135	13,019	13,339
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20135	9,416	9,676
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20145	31,500	32,057
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.304% 20154,5	15,000	14,892
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	21,987	22,923
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	21,733
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20135	6,658	6,891
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20145	34,430	35,950
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 20115	15,150	15,349
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20165	17,500	18,543
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	8,272	8,456
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	22,374	23,194
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.264% 20124	23,402	23,276
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.284% 20144	5,750	5,706
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20215	28,083	24,339
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	23,000	23,900
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	545	549
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	5,479	5,567
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	16,968	17,393
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	22,793	23,251
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	22,897
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	22,163
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	21,563	21,776
Chase Issuance Trust, Series 2007-A9, Class A, 0.284% 20144	20,000	19,926
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	18,667
Home Equity Asset Trust, Series 2004-7, Class M-2, 0.923% 20354	20,000	16,114
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	15,035	16,031
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 20354	24,195	15,860
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,473
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	7,329
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	12,981	13,508
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 20115	12,453	12,481
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20145	12,059	12,356
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	13,528	11,664
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	1,823	1,850
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	9,000	9,666
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	11,029	11,253
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1,684	1,688
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,350	9,450
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	10,249
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 0.514% 20134	5,150	5,151
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.854% 20134	5,000	4,998
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.423% 20374	13,885	10,091
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	9,106	9,092
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	7,425	7,537
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.574% 20344	16,706	6,701
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	7,028	6,645
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 20354,5	8,912	6,573
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	5,728	5,805
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,814	2,881
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	2,478
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.386% 20134	5,290	5,203
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	4,580	4,638
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.404% 20144	3,249	3,244
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20175	3,367	3,193
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.556% 20194,5	3,340	2,996
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.404% 20374	9,588	2,348
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	1,899	1,903
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,571	1,620
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,516	1,605
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.063% 20344	1,369	999
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.163% 20344	1,102	506
SACO I Trust, Series 2006-12, Class I-A, 0.403% 20364	8,424	978
		962,065

ENERGY — 0.95%
Kinder Morgan Energy Partners LP 6.75% 2011	6,392	6,691
Kinder Morgan Energy Partners LP 5.85% 2012	17,907	19,483
Kinder Morgan Energy Partners LP 7.125% 2012	12,500	13,681
Kinder Morgan Energy Partners LP 5.00% 2013	5,985	6,471
Kinder Morgan Energy Partners LP 5.125% 2014	37,210	40,150
Kinder Morgan Energy Partners LP 6.00% 2017	5,375	5,903
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	16,790
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,978
Enbridge Energy Partners, LP, Series B, 6.50% 2018	38,000	43,093
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,630
Enbridge Energy Partners, LP 5.20% 2020	8,000	8,277
Enbridge Energy Partners, LP 8.05% 20774	14,855	15,112
Devon Financing Corp., ULC 6.875% 2011	37,500	40,368
Devon Energy Corp. 5.625% 2014	18,250	20,138
Devon Energy Corp. 6.30% 2019	5,435	6,227
Enbridge Inc. 5.80% 2014	38,000	42,372
Enbridge Inc. 4.90% 2015	11,310	12,180
Enbridge Inc. 5.60% 2017	10,190	11,097
Rockies Express Pipeline LLC 6.25% 20135	58,735	64,080
TransCanada PipeLines Ltd. 6.50% 2018	13,250	15,275
TransCanada PipeLines Ltd. 7.125% 2019	3,000	3,593
TransCanada PipeLines Ltd. 6.35% 20674	36,750	35,389
Williams Companies, Inc. 2.291% 20104,5	5,000	4,998
Williams Companies, Inc. 6.375% 20105	11,000	11,175
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,118
Williams Companies, Inc. 7.875% 2021	18,514	22,206
Enterprise Products Operating LP 4.95% 2010	25,650	25,713
Enterprise Products Operating LP 7.50% 2011	20,000	20,894
Gaz Capital SA 7.51% 2013	200	217
Gaz Capital SA 8.146% 2018	3,407	3,803
Gaz Capital SA 6.51% 20225	22,182	21,600
Gaz Capital SA, Series 9, 6.51% 2022	737	718
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	620	720
Gaz Capital SA 7.288% 2037	11,813	11,754
Husky Energy Inc. 6.25% 2012	4,345	4,725
Husky Energy Inc. 5.90% 2014	13,290	14,723
Husky Energy Inc. 6.20% 2017	585	647
Husky Energy Inc. 7.25% 2019	4,780	5,650
Chevron Corp. 3.95% 2014	12,000	12,785
Chevron Corp. 4.95% 2019	10,350	11,126
Ras Laffan Liquefied Natural Gas III 5.50% 20145	4,800	5,160
Ras Laffan Liquefied Natural Gas III 6.75% 20195	500	563
Ras Laffan Liquefied Natural Gas II 5.298% 20205,6	17,167	17,908
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 20155	17,000	17,113
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 20205	5,350	5,513
StatoilHydro ASA 2.90% 2014	6,205	6,305
StatoilHydro ASA 5.25% 2019	12,000	12,889
Pemex Finance Ltd. 8.875% 20106	2,485	2,551
Pemex Project Funding Master Trust 5.75% 2018	12,750	13,241
Apache Corp. 6.00% 2013	995	1,118
Apache Corp. 6.90% 2018	7,815	9,329
Shell International Finance BV 4.00% 2014	8,580	9,100
Total Capital 3.125% 2015	7,775	7,854
Petrobras International 5.75% 2020	7,560	7,716
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20146	5,952	6,220
BP Capital Markets PLC 3.125% 2012	5,000	5,179
		747,309

CONSUMER DISCRETIONARY — 0.88%
Time Warner Inc. 5.50% 2011	11,075	11,748
AOL Time Warner Inc. 6.875% 2012	15,000	16,514
Time Warner Companies, Inc. 9.125% 2013	10,000	11,731
Time Warner Inc. 5.875% 2016	50,600	56,261
Time Warner Companies, Inc. 7.25% 2017	2,500	2,925
Time Warner Inc. 4.875% 2020	1,950	1,936
AOL Time Warner Inc. 7.625% 2031	5,000	5,826
Time Warner Inc. 6.50% 2036	19,300	20,298
Comcast Corp. 5.45% 2010	9,500	9,716
Comcast Corp. 5.50% 2011	7,325	7,607
Comcast Cable Communications, Inc. 6.75% 2011	22,005	22,922
Comcast Corp. 5.85% 2015	21,500	23,887
Comcast Corp. 6.30% 2017	14,375	15,957
Comcast Corp. 5.875% 2018	9,250	9,991
Comcast Corp. 5.15% 2020	8,000	8,182
Comcast Corp. 6.45% 2037	3,000	3,152
Comcast Corp. 6.40% 2038	11,810	12,374
Comcast Corp. 6.40% 2040	3,000	3,129
Staples, Inc. 7.75% 2011	1,405	1,484
Staples, Inc. 9.75% 2014	72,826	89,276
Time Warner Cable Inc. 6.20% 2013	15,533	17,324
Time Warner Cable Inc. 7.50% 2014	23,775	27,607
Time Warner Cable Inc. 8.25% 2014	2,000	2,363
Time Warner Cable Inc. 8.25% 2019	19,000	23,261
Time Warner Cable Inc. 8.75% 2019	13,175	16,535
News America Holdings Inc. 9.25% 2013	5,200	6,120
News America Holdings Inc. 8.00% 2016	2,000	2,428
News America Holdings Inc. 8.25% 2018	3,000	3,699
News America Inc. 6.90% 2019	22,655	26,112
News America Inc. 6.65% 2037	14,600	15,851
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,074
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,455	6,810
DaimlerChrysler North America Holding Corp. 5.875% 2011	16,450	17,076
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,950	3,088
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,145	4,506
NBC Universal, Inc. 3.65% 20155	13,800	13,948
NBC Universal, Inc. 5.15% 20205	15,800	16,015
NBC Universal, Inc. 6.40% 20405	1,500	1,554
Thomson Reuters Corp. 5.95% 2013	17,620	19,679
Thomson Reuters Corp. 6.50% 2018	8,000	9,135
Target Corp. 6.00% 2018	24,000	27,515
Cox Communications, Inc. 7.125% 2012	7,335	8,235
Cox Communications, Inc. 4.625% 2013	5,495	5,848
Cox Communications, Inc. 5.45% 2014	880	964
Home Depot, Inc. 5.25% 2013	12,875	14,071
Kohl’s Corp. 6.30% 2011	4,400	4,582
Kohl’s Corp. 6.25% 2017	2,000	2,270
Kohl’s Corp. 6.00% 2033	6,902	7,114
Marriott International, Inc., Series I, 6.375% 2017	12,750	13,530
Walt Disney Co. 4.70% 2012	10,000	10,809
Marks and Spencer Group PLC 6.25% 20175	6,729	7,178
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,479
Nordstrom, Inc. 6.75% 2014	4,185	4,797
		690,493

HEALTH CARE — 0.81%
Cardinal Health, Inc. 6.75% 2011	80,250	83,614
Cardinal Health, Inc. 5.50% 2013	19,315	21,030
Cardinal Health, Inc. 4.00% 2015	4,410	4,530
Cardinal Health, Inc. 5.80% 2016	5,000	5,535
Roche Holdings Inc. 5.00% 20145	63,900	69,809
Roche Holdings Inc. 6.00% 20195	21,000	23,563
Merck & Co., Inc. 1.875% 2011	8,885	9,006
Merck & Co., Inc. 4.00% 2015	25,000	26,467
Schering-Plough Corp. 6.00% 2017	50,000	57,224
Novartis Capital Corp. 1.90% 2013	5,000	5,020
Novartis Capital Corp. 4.125% 2014	25,500	27,229
Novartis Securities Investment Ltd. 5.125% 2019	18,500	19,917
WellPoint, Inc. 5.00% 2011	24,000	24,674
WellPoint, Inc. 5.875% 2017	25,000	27,166
Biogen Idec Inc. 6.00% 2013	40,000	43,675
Pfizer Inc. 5.35% 2015	17,500	19,485
Pfizer Inc. 6.20% 2019	20,350	23,245
Express Scripts Inc. 5.25% 2012	11,485	12,307
Express Scripts Inc. 6.25% 2014	13,837	15,532
Hospira, Inc. 5.55% 2012	20,000	21,435
Hospira, Inc. 5.90% 2014	2,860	3,148
AstraZeneca PLC 5.40% 2012	18,000	19,731
GlaxoSmithKline Capital Inc. 4.85% 2013	10,775	11,737
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,549
UnitedHealth Group Inc. 5.25% 2011	1,585	1,641
UnitedHealth Group Inc. 5.50% 2012	4,121	4,471
UnitedHealth Group Inc. 4.875% 2013	10,000	10,729
Abbott Laboratories 5.875% 2016	12,907	14,765
Aetna Inc. 5.75% 2011	12,500	13,096
Coventry Health Care, Inc. 5.95% 2017	7,985	7,797
Boston Scientific Corp. 6.00% 2020	6,410	6,346
		639,473

TELECOMMUNICATION SERVICES — 0.79%
SBC Communications Inc. 6.25% 2011	20,000	20,947
AT&T Wireless Services, Inc. 7.875% 2011	63,700	67,401
SBC Communications Inc. 5.875% 2012	10,000	10,940
AT&T Inc. 4.95% 2013	13,125	14,166
AT&T Inc. 4.85% 2014	7,420	8,054
AT&T Inc. 5.50% 2018	10,000	10,792
AT&T Inc. 8.00% 20314	17,000	21,070
AT&T Inc. 6.55% 2039	1,000	1,076
Verizon Communications Inc. 3.75% 2011	45,000	46,323
Verizon Global Funding Corp. 7.375% 2012	7,000	7,926
Verizon Communications Inc. 7.375% 2013	20,000	23,262
Verizon Communications Inc. 5.50% 2017	20,000	21,623
Verizon Communications Inc. 8.75% 2018	10,000	12,659
Telecom Italia Capital SA, Series B, 5.25% 2013	58,700	61,854
Telecom Italia Capital SA 6.175% 2014	6,500	6,989
Telecom Italia Capital SA 6.999% 2018	16,500	17,887
Telecom Italia Capital SA 7.20% 2036	11,370	11,497
Qwest Corp. 7.875% 2011	48,000	51,180
Vodafone Group PLC 5.375% 2015	4,700	5,099
Vodafone Group PLC 5.75% 2016	6,475	7,109
Vodafone Group PLC 5.625% 2017	28,950	31,217
Telefónica Emisiones, SAU 5.984% 2011	20,000	21,054
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,768
América Móvil, SAB de CV 5.00% 20205	15,000	15,178
América Móvil, SAB de CV 6.125% 20405	7,075	7,078
American Tower Corp. 4.625% 2015	4,875	5,054
American Tower Corp. 7.00% 2017	15,000	16,837
PCCW-HKT Capital Ltd. 8.00% 20114,5	20,000	21,666
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,050
France Télécom 7.75% 20114	15,600	16,484
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,588
Singapore Telecommunications Ltd. 6.375% 20115	3,490	3,761
Koninklijke KPN NV 8.375% 2030	11,140	14,223
		624,812

CONSUMER STAPLES — 0.71%
Altria Group, Inc. 9.70% 2018	66,540	83,808
Altria Group, Inc. 9.25% 2019	86,775	107,367
CVS Caremark Corp. 0.552% 20104	5,000	5,001
CVS Corp. 6.117% 20135,6	696	751
CVS Caremark Corp. 6.60% 2019	31,292	35,766
CVS Caremark Corp. 5.789% 20265,6	12,672	12,863
CVS Caremark Corp. 6.036% 20286	13,304	13,405
CVS Caremark Corp. 6.943% 20306	24,548	26,652
Kroger Co. 6.75% 2012	1,000	1,092
Kroger Co. 5.00% 2013	2,500	2,677
Kroger Co. 3.90% 2015	8,315	8,503
Kroger Co. 6.40% 2017	35,290	40,172
Kroger Co. 6.15% 2020	10,657	11,835
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,424
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 20156	15,972	18,358
Wal-Mart Stores, Inc. 5.375% 2017	5,205	5,771
Wal-Mart Stores, Inc. 5.80% 2018	20,295	23,140
Delhaize Group 5.875% 2014	10,107	11,169
Delhaize Group 6.50% 2017	28,410	32,037
Anheuser-Busch InBev NV 2.50% 20135	5,000	5,028
Anheuser-Busch InBev NV 3.625% 20155	2,500	2,531
Anheuser-Busch InBev NV 4.125% 2015	20,000	20,785
Anheuser-Busch InBev NV 5.00% 20205	2,500	2,540
Anheuser-Busch InBev NV 5.375% 2020	5,000	5,238
Safeway Inc. 6.25% 2014	5,550	6,226
Safeway Inc. 6.35% 2017	25,000	28,490
Kraft Foods Inc. 2.625% 2013	7,665	7,843
Kraft Foods Inc. 4.125% 2016	5,000	5,134
Kraft Foods Inc. 5.375% 2020	5,000	5,196
Walgreen Co. 4.875% 2013	10,000	10,941
PepsiCo, Inc. 3.10% 2015	5,000	5,095
Tesco PLC 5.50% 20175	2,858	3,108
		554,946

UTILITIES — 0.68%
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	22,300
Jersey Central Power & Light Co. 5.625% 2016	3,550	3,865
Pennsylvania Electric Co. 6.05% 2017	3,000	3,241
Cleveland Electric Illuminating Co. 8.875% 2018	37,275	47,543
Jersey Central Power & Light Co. 7.35% 2019	14,900	17,659
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	8,675	9,281
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	12,813
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	13,377
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	7,175	7,759
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,682
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	19,068
Consumers Energy Co., Series O, 5.00% 2012	5,200	5,513
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,500	12,182
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	27,229
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,000	4,637
Appalachian Power Co., Series J, 4.40% 2010	10,000	10,026
Ohio Power Co., Series J, 5.30% 2010	18,000	18,399
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,404
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	17,000	19,512
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,670
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	4,506
National Grid PLC 6.30% 2016	28,225	31,832
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,000	14,336
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	15,000	16,190
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	1,028
Pacific Gas and Electric Co. 6.25% 2013	24,100	27,245
Scottish Power PLC 5.375% 2015	25,000	26,770
HKCG Finance Ltd. 6.25% 2018	15,651	17,710
HKCG Finance Ltd. 6.25% 20185	7,525	8,515
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,419
Public Service Co. of Colorado 5.80% 2018	9,850	10,984
Public Service Co. of Colorado 5.125% 2019	4,350	4,656
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,547
Illinois Power Co. 6.125% 2017	15,000	16,356
PSEG Power LLC 7.75% 2011	15,000	15,934
MidAmerican Energy Co. 5.95% 2017	14,000	15,658
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 20125	15,000	15,611
Exelon Corp. 4.45% 2010	10,000	10,044
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	4,257
Georgia Power Co., Series 2008-D, 6.00% 2013	5,235	5,916
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	2,450	2,673
		534,347

INDUSTRIALS — 0.61%
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20126	10,000	10,037
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	39,450	40,781
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	7,428	7,488
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	4,455	4,499
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	8,033	8,073
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	1,983	1,903
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20226	12,443	12,622
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20226	13,638	14,038
Koninklijke Philips Electronics NV 4.625% 2013	43,200	46,283
Lockheed Martin Corp. 4.121% 2013	2,000	2,125
Lockheed Martin Corp. 7.65% 2016	10,135	12,379
Lockheed Martin Corp. 4.25% 2019	21,800	21,745
Lockheed Martin Corp., Series B, 6.15% 2036	3,000	3,312
Burlington Northern Santa Fe Corp. 7.00% 2014	26,430	30,437
Burlington Northern Santa Fe Corp. 5.65% 2017	1,500	1,636
BNSF Funding Trust I 6.613% 20554	6,700	6,633
Canadian National Railway Co. 6.375% 2011	1,822	1,961
Canadian National Railway Co. 4.40% 2013	2,500	2,661
Canadian National Railway Co. 4.95% 2014	4,175	4,539
Canadian National Railway Co. 5.55% 2018	25,000	27,340
Union Pacific Corp. 6.50% 2012	2,000	2,183
Union Pacific Corp. 5.125% 2014	11,495	12,447
Union Pacific Corp. 5.75% 2017	5,405	5,889
Union Pacific Corp. 5.70% 2018	9,870	10,656
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20115,6	20,856	21,813
BAE Systems Holdings Inc. 4.95% 20145	1,375	1,452
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,305
Northrop Grumman Corp. 7.75% 2016	6,640	8,117
Waste Management, Inc. 7.375% 2010	20,000	20,310
Waste Management, Inc. 5.00% 2014	890	955
Volvo Treasury AB 5.95% 20155	19,450	20,162
Norfolk Southern Corp. 5.75% 2016	17,090	19,098
Atlas Copco AB 5.60% 20175	17,290	18,123
Raytheon Co. 6.40% 2018	1,580	1,824
Raytheon Co. 6.75% 2018	2,420	2,835
Raytheon Co. 4.40% 2020	7,895	8,010
Raytheon Co. 7.00% 2028	4,000	4,748
Hutchison Whampoa International Ltd. 6.50% 20135	11,800	13,047
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,312
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,169
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,290	1,392
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,208
United Technologies Corp. 4.50% 2020	8,855	9,115
John Deere Capital Corp. 5.10% 2013	1,700	1,849
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,907
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20136	4,000	4,175
General Electric Co. 5.50% PINES 2035	1,905	1,905
		479,498

MATERIALS — 0.36%
Dow Chemical Co. 7.60% 2014	60,200	69,974
Dow Chemical Co. 5.70% 2018	1,400	1,475
Dow Chemical Co. 8.55% 2019	62,075	75,975
International Paper Co. 7.95% 2018	2,000	2,377
International Paper Co. 9.375% 2019	54,745	69,747
International Paper Co. 7.30% 2039	3,250	3,615
Rio Tinto Finance (USA) Ltd. 5.875% 2013	5,000	5,529
Rio Tinto Finance (USA) Ltd. 8.95% 2014	4,250	5,154
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,670	7,317
ArcelorMittal 9.85% 2019	11,700	15,261
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,781
ICI Wilmington, Inc. 5.625% 2013	3,500	3,796
Arbermarle Corp. 5.10% 2015	3,500	3,719
E.I. du Pont de Nemours and Co. 5.00% 2013	1,210	1,312
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,637
Yara International ASA 7.875% 20195	2,225	2,653
CRH America Inc. 6.95% 2012	815	885
CRH America, Inc. 8.125% 2018	1,345	1,616
Airgas, Inc. 7.125% 20185	1,800	1,987
Praxair, Inc. 4.375% 2014	1,000	1,074
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	358
		285,242

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.29%
Australia Government Agency-Guaranteed, National Australia Bank 0.795% 20144,5	25,000	25,045
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20145	26,750	27,446
France Government Agency-Guaranteed, Société Finance 2.25% 20125	29,365	29,891
France Government Agency-Guaranteed, Société Finance 3.375% 20145	10,000	10,370
Russian Federation 7.50% 20306	27,600	31,795
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20125	10,000	10,153
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20145	14,350	14,902
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.784% 20144,5	20,000	20,182
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20125	15,000	15,383
Denmark Government Agency-Guaranteed, Danske Bank 0.602% 20124,5	15,000	15,071
Corporación Andina de Fomento 6.875% 2012	10,000	10,952
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20125	9,375	9,571
Hungarian Government 6.25% 2020	8,610	9,030
		229,791

INFORMATION TECHNOLOGY — 0.21%
Hewlett-Packard Co. 4.25% 2012	4,750	5,019
Electronic Data Systems Corp., Series B, 6.00% 20134	25,885	29,061
Hewlett-Packard Co. 4.75% 2014	4,500	4,911
Hewlett-Packard Co. 5.50% 2018	4,500	5,013
National Semiconductor Corp. 6.15% 2012	28,805	31,177
National Semiconductor Corp. 6.60% 2017	10,000	11,029
KLA-Tencor Corp. 6.90% 2018	34,375	38,072
Cisco Systems, Inc. 5.25% 2011	14,000	14,519
Cisco Systems, Inc. 5.50% 2016	2,000	2,258
Cisco Systems, Inc. 4.95% 2019	3,500	3,719
Cisco Systems, Inc. 4.45% 2020	2,000	2,029
International Business Machines Corp. 4.75% 2012	4,500	4,877
International Business Machines Corp. 5.70% 2017	9,000	10,152
		161,836

MUNICIPALS — 0.04%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 5.75% 2017	10,000	10,450
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	10,000	10,287
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	7,135	6,196
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	668	664
		27,597

Total bonds & notes (cost: $19,622,941,000)		20,235,638

	Principal amount	Value
Short-term securities — 3.77%	(000)	(000)

Freddie Mac 0.14%–0.345% due 5/4–12/15/2010	$865,900	$865,265
Fannie Mae 0.14%–0.42% due 5/19–12/20/2010	526,300	525,836
U.S. Treasury Bills 0.14%–0.245% due 6/10–8/26/2010	499,200	499,029
Federal Home Loan Bank 0.17%–0.20% due 5/7–8/20/2010	249,029	248,970
Straight-A Funding LLC 0.18%–0.20% due 5/3–6/4/20105	238,554	238,524
Coca-Cola Co. 0.16%–0.23% due 5/11–5/19/20105	233,250	233,233
Federal Farm Credit Banks 0.25%–0.37% due 5/10–10/22/2010	100,000	99,934
PepsiCo Inc. 0.19% due 6/15/20105	50,000	49,988
Jupiter Securitization Co., LLC 0.19% due 5/6/20105	47,100	47,099
NetJets Inc. 0.16% due 5/3/20105	46,200	46,199
Procter & Gamble Co. 0.18% due 5/14/20105	41,300	41,297
Merck & Co. Inc. 0.20% due 6/18/20105	36,900	36,892
Chevron Funding Corp. 0.19% due 5/20/2010	29,000	28,997

Total short–term securities (cost: $2,961,026,000)		2,961,263

Total investment securities (cost: $74,911,858,000)		78,313,295
Other assets less liabilities		245,604

Net assets		$78,558,899

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $28,592,584,000, which represented 36.40% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Security did not produce income during the last 12 months.
4Coupon rate may change periodically.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,996,388,000, which represented 3.81% of the net assets of the fund.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Scheduled interest and/or principal payment was not received.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-912-0610O-S21498

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: June 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: June 30, 2010

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: June 30, 2010